UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Contrafund®

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Amazon.com, Inc.	9.3
Facebook, Inc. Class A	8.0
Microsoft Corp.	6.4
Berkshire Hathaway, Inc. Class A	4.3
Salesforce.com, Inc.	3.8
Adobe, Inc.	3.5
Visa, Inc. Class A	3.4
UnitedHealth Group, Inc.	3.0
Netflix, Inc.	2.9
Apple, Inc.	2.8
47.4

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	35.2
Communication Services	18.3
Health Care	15.2
Consumer Discretionary	13.5
Financials	7.2

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	97.8%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 8.5%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.3%
Entertainment - 4.6%
Activision Blizzard, Inc.	13,290,271	$1,008,732
Electronic Arts, Inc. (a)	1,726,087	227,930
NetEase, Inc. (b)	4,527,544	78,044
Netflix, Inc. (a)	7,837,320	3,566,294
Nintendo Co. Ltd.	24,600	10,998
Sea Ltd. ADR (a)	467,598	50,145
Spotify Technology SA (a)	628,445	162,258
Take-Two Interactive Software, Inc. (a)	577,692	80,628
The Walt Disney Co.	3,046,781	339,747
		5,524,776
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	2,104,775	2,984,676
Class C (a)	1,984,295	2,805,019
Facebook, Inc. Class A (a)	42,894,934	9,740,153
Match Group, Inc. (a)(b)	134,239	14,370
Pinterest, Inc. Class A (a)	878,075	19,467
Snap, Inc. Class A (a)	3,811,017	89,521
Tencent Holdings Ltd.	1,223,163	78,378
Zoominfo Technologies, Inc. (b)	267,161	13,633
		15,745,217
Media - 0.1%
Charter Communications, Inc. Class A (a)	230,042	117,331
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd. (a)	1,555,600	11,528
T-Mobile U.S., Inc.	6,927,531	721,502
T-Mobile U.S., Inc. rights 7/28/20 (a)	5,818,831	978
		734,008

TOTAL COMMUNICATION SERVICES		22,121,332

CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.1%
Tesla, Inc. (a)	98,527	106,390
Toyota Motor Corp.	110,942	6,976
		113,366
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	375,068	25,227
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	373,662	393,227
Domino's Pizza, Inc.	188,540	69,654
DraftKings, Inc. Class A (a)(b)	1,414,900	47,060
Evolution Gaming Group AB (c)	1,142,381	68,115
McDonald's Corp.	1,026,228	189,308
		767,364
Household Durables - 0.1%
Garmin Ltd.	594,572	57,971
Mohawk Industries, Inc. (a)	115,177	11,720
		69,691
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd.	10,850,356	292,784
Alibaba Group Holding Ltd. sponsored ADR (a)	1,723,962	371,859
Amazon.com, Inc. (a)	4,089,442	11,282,034
Boohoo.Com PLC (a)	17,317,202	88,406
Coupang unit (d)(e)	2,489,211	18,669
Delivery Hero AG (a)(c)	3,102	317
eBay, Inc.	6,338,056	332,431
Farfetch Ltd. Class A (a)	888,062	15,337
JD.com, Inc.:
Class A	3,346,459	100,085
sponsored ADR (a)	290,818	17,501
Meituan Dianping Class B (a)	4,811,628	106,718
MercadoLibre, Inc. (a)	29,599	29,178
Pinduoduo, Inc. ADR (a)	1,491,921	128,066
		12,783,385
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	914,338	52,821
Multiline Retail - 0.2%
Dollar General Corp.	1,073,060	204,429
Specialty Retail - 0.9%
Burlington Stores, Inc. (a)	74,084	14,589
The Home Depot, Inc.	2,828,422	708,548
TJX Companies, Inc.	6,280,866	317,561
		1,040,698
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	769,244	202,813
Allbirds, Inc. (a)(d)(e)	867,565	8,945
Deckers Outdoor Corp. (a)	407,329	79,995
lululemon athletica, Inc. (a)	432,258	134,869
NIKE, Inc. Class B	6,444,890	631,921
On Holding AG (d)(e)	2,600	33,108
		1,091,651

TOTAL CONSUMER DISCRETIONARY		16,148,632

CONSUMER STAPLES - 2.8%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	216,949	37,955
Keurig Dr. Pepper, Inc.	2,647,053	75,176
Monster Beverage Corp. (a)	170,353	11,809
PepsiCo, Inc.	4,193,010	554,568
The Coca-Cola Co.	7,480,582	334,232
		1,013,740
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,228,091	38,509
Costco Wholesale Corp.	3,131,392	949,469
Walmart, Inc.	1,227,291	147,005
		1,134,983
Food Products - 0.0%
Freshpet, Inc. (a)	263,495	22,044
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	5,966,003	1,125,665
L'Oreal SA	166,240	53,653
L'Oreal SA	205,260	66,247
Shiseido Co. Ltd.	329,128	20,972
		1,266,537

TOTAL CONSUMER STAPLES		3,437,304

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	735,952	12,766
EOG Resources, Inc.	228,000	11,550
Hess Corp.	1,126,733	58,376
Noble Energy, Inc.	1,158,000	10,376
Pioneer Natural Resources Co.	119,400	11,665
Reliance Industries Ltd.	18,260,139	411,902
		516,635
FINANCIALS - 7.2%
Banks - 1.6%
Bank of America Corp.	31,119,747	739,094
Citigroup, Inc.	7,091,581	362,380
JPMorgan Chase & Co.	7,917,007	744,674
Kotak Mahindra Bank Ltd.	3,398,366	61,199
The Toronto-Dominion Bank	213,229	9,516
		1,916,863
Capital Markets - 0.9%
BlackRock, Inc. Class A	800,281	435,425
CME Group, Inc.	953,103	154,917
MarketAxess Holdings, Inc.	37,195	18,632
Moody's Corp.	986,567	271,040
MSCI, Inc.	383,323	127,961
S&P Global, Inc.	247,511	81,550
Tradeweb Markets, Inc. Class A	159,126	9,252
		1,098,777
Consumer Finance - 0.2%
American Express Co.	2,617,017	249,140
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class A (a)(b)	19,445	5,197,649
Insurance - 0.2%
Admiral Group PLC	3,072,847	87,536
Chubb Ltd.	139,909	17,715
Fairfax Financial Holdings Ltd. (sub. vtg.)	89,353	27,606
Intact Financial Corp.	76,964	7,325
Progressive Corp.	1,099,300	88,065
Selectquote, Inc. (b)	636,755	16,129
		244,376

TOTAL FINANCIALS		8,706,805

HEALTH CARE - 15.1%
Biotechnology - 4.2%
23andMe, Inc. (a)(d)(e)	166,622	1,741
AbbVie, Inc.	5,427,999	532,921
Acceleron Pharma, Inc. (a)	374,604	35,689
Alector, Inc. (a)	296,773	7,253
Alexion Pharmaceuticals, Inc. (a)	313,523	35,190
Alnylam Pharmaceuticals, Inc. (a)	367,604	54,446
Arcus Biosciences, Inc. (a)	1,108,441	27,423
Argenx SE ADR (a)	216,277	48,712
BeiGene Ltd. ADR (a)	402,387	75,810
Biohaven Pharmaceutical Holding Co. Ltd. (a)	170,111	12,437
bluebird bio, Inc. (a)	395,929	24,168
CSL Ltd.	110,329	21,852
Galapagos Genomics NV sponsored ADR (a)	74,411	14,681
Generation Bio Co.	1,376,096	26,008
Genmab A/S (a)	83,163	27,836
Gilead Sciences, Inc.	3,250,088	250,062
Global Blood Therapeutics, Inc. (a)	662,241	41,807
Idorsia Ltd. (a)	2,841,548	90,874
Immunomedics, Inc. (a)	369,207	13,085
Innovent Biologics, Inc. (a)(c)	15,825,768	117,409
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(e)	105,983	0
Mirati Therapeutics, Inc. (a)	132,062	15,078
Morphosys AG (a)	195,614	24,713
Neurocrine Biosciences, Inc. (a)	201,389	24,569
Passage Bio, Inc. (a)	138,279	3,779
Regeneron Pharmaceuticals, Inc. (a)	2,329,849	1,453,010
Repare Therapeutics, Inc.	213,700	6,629
Revolution Medicines, Inc.	327,518	10,340
Sarepta Therapeutics, Inc. (a)	453,664	72,740
Seattle Genetics, Inc. (a)	568,034	96,520
Turning Point Therapeutics, Inc. (a)	487,160	31,466
Vertex Pharmaceuticals, Inc. (a)	6,465,984	1,877,140
Zai Lab Ltd. ADR (a)	456,073	37,457
		5,112,845
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	3,629,002	331,800
Baxter International, Inc.	6,084,264	523,855
Danaher Corp.	5,595,841	989,513
DexCom, Inc. (a)	2,359,013	956,344
Edwards Lifesciences Corp. (a)	5,557,010	384,045
Inari Medical, Inc. (b)	173,941	8,426
Intuitive Surgical, Inc. (a)	712,838	406,196
Masimo Corp. (a)	306,389	69,854
Quidel Corp. (a)	76,294	17,070
ResMed, Inc.	504,878	96,937
Sonova Holding AG Class B	100,316	20,027
Stryker Corp.	95,727	17,249
		3,821,316
Health Care Providers & Services - 3.4%
Centene Corp. (a)	1,005,116	63,875
Cigna Corp.	1,058,216	198,574
Henry Schein, Inc. (a)	188,494	11,006
Humana, Inc.	511,332	198,269
Patterson Companies, Inc.	249,861	5,497
UnitedHealth Group, Inc.	12,412,602	3,661,097
		4,138,318
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	1,028,285	241,051
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	220,549	19,697
Bio-Rad Laboratories, Inc. Class A (a)	316,789	143,027
Charles River Laboratories International, Inc. (a)	65,166	11,362
Eurofins Scientific SA	84,052	52,750
Lonza Group AG	22,983	12,174
Mettler-Toledo International, Inc. (a)	705,001	567,914
Thermo Fisher Scientific, Inc.	2,021,365	732,421
		1,539,345
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	14,894,697	787,781
Bristol-Myers Squibb Co.	8,509,263	500,345
Eli Lilly & Co.	6,280,089	1,031,065
Hansoh Pharmaceutical Group Co. Ltd. (c)	15,835,763	74,577
Horizon Therapeutics PLC(a)	938,946	52,187
Johnson & Johnson	560,325	78,799
Merck & Co., Inc.	5,284,364	408,640
MyoKardia, Inc. (a)	200,144	19,338
Roche Holding AG (participation certificate)	147,919	51,246
Royalty Pharma PLC	2,028,444	98,481
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	4,708,775	58,059
UCB SA	104,945	12,156
Zoetis, Inc. Class A	2,075,002	284,358
		3,457,032

TOTAL HEALTH CARE		18,309,907

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.7%
Harris Corp.	1,406,040	238,563
Lockheed Martin Corp.	579,008	211,292
Northrop Grumman Corp.	1,026,558	315,605
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	295,578	65,027
Class C (a)(d)(e)	12,991	2,858
		833,345
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	543,500	60,426
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	203,347	13,490
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	1,932,719	123,559
The AZEK Co., Inc.	803,061	25,586
Toto Ltd.	2,380,761	91,537
		240,682
Commercial Services & Supplies - 0.2%
Cintas Corp.	682,819	181,876
Clean TeQ Holdings Ltd. (a)(b)(f)	39,404,308	3,807
TulCo LLC (a)(d)(e)(g)	140,771	75,327
		261,010
Electrical Equipment - 0.3%
Vestas Wind Systems A/S	3,035,486	310,842
Industrial Conglomerates - 0.1%
General Electric Co.	10,965,911	74,897
Machinery - 0.2%
Fortive Corp.	2,801,022	189,517
Otis Worldwide Corp.	214,411	12,191
		201,708
Professional Services - 0.5%
Clarivate Analytics PLC (a)	9,407,514	210,070
CoStar Group, Inc. (a)	230,271	163,647
Experian PLC	2,991,359	104,993
FTI Consulting, Inc. (a)	1,366,647	156,549
		635,259
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	351,902	89,510
Union Pacific Corp.	816,580	138,059
		227,569
Trading Companies & Distributors - 0.0%
Fastenal Co.	284,487	12,187

TOTAL INDUSTRIALS		2,871,415

INFORMATION TECHNOLOGY - 35.1%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	13,605,889	1,303,580
CDW Corp.	274,281	31,866
IPG Photonics Corp. (a)	269,107	43,162
Keysight Technologies, Inc. (a)	692,307	69,771
Samsung SDI Co. Ltd.	79,800	24,461
Zebra Technologies Corp. Class A (a)	889,594	227,692
		1,700,532
IT Services - 9.9%
Accenture PLC Class A	2,912,909	625,460
Adyen BV (a)(c)	258,088	375,646
ASAC II LP (a)(d)(e)	39,494,500	6,635
EPAM Systems, Inc. (a)	187,004	47,127
Global Payments, Inc.	1,102,955	187,083
Jack Henry & Associates, Inc.	68,871	12,674
MasterCard, Inc. Class A	8,165,324	2,414,486
MongoDB, Inc. Class A (a)	1,999,834	452,642
Okta, Inc. (a)	3,758,352	752,535
PayPal Holdings, Inc. (a)	11,344,301	1,976,518
Repay Holdings Corp. (a)	1,287,466	31,710
Shopify, Inc. Class A (a)	871,592	828,045
Square, Inc. (a)	766,006	80,385
Twilio, Inc. Class A (a)	719,443	157,860
Visa, Inc. Class A (b)	21,184,509	4,092,212
		12,041,018
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	7,598,290	399,746
Analog Devices, Inc.	634,681	77,837
ASML Holding NV	422,456	155,476
Broadcom, Inc.	36,181	11,419
Enphase Energy, Inc. (a)	4,125,950	196,271
Inphi Corp. (a)	183,353	21,544
Intel Corp.	4,345,253	259,976
KLA-Tencor Corp.	125,459	24,399
Lam Research Corp.	1,445,346	467,512
Lattice Semiconductor Corp. (a)	868,500	24,657
Marvell Technology Group Ltd.	340,300	11,931
Monolithic Power Systems, Inc.	54,271	12,862
NVIDIA Corp.	4,128,254	1,568,365
NXP Semiconductors NV	1,477,093	168,448
Qorvo, Inc. (a)	351,205	38,819
Qualcomm, Inc.	11,107,709	1,013,134
SiTime Corp.	114,738	5,440
Skyworks Solutions, Inc.	405,433	51,839
SolarEdge Technologies, Inc. (a)	1,116,748	154,982
Synaptics, Inc. (a)(f)	2,135,108	128,363
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	866,688	49,202
Texas Instruments, Inc.	606,043	76,949
		4,919,171
Software - 16.9%
Adobe, Inc. (a)	9,834,467	4,281,042
Agora, Inc. ADR (a)	176,600	7,800
Atlassian Corp. PLC (a)	2,742,350	494,363
Cadence Design Systems, Inc. (a)	667,855	64,087
Ceridian HCM Holding, Inc. (a)	470,113	37,266
Citrix Systems, Inc. (b)	708,351	104,772
Cloudflare, Inc. (a)	6,501,765	233,738
Coupa Software, Inc. (a)	1,769,462	490,212
Crowdstrike Holdings, Inc.	159,638	16,010
Datadog, Inc. Class A (a)(b)	1,311,204	114,009
DocuSign, Inc. (a)	101,149	17,419
Dropbox, Inc. Class A (a)	5,207,795	113,374
Dynatrace, Inc.	4,035,949	163,860
Everbridge, Inc. (a)	528,828	73,169
Fortinet, Inc. (a)	1,236,450	169,727
Intuit, Inc.	1,428,185	423,014
Microsoft Corp.	38,108,800	7,755,522
Netcompany Group A/S (a)(c)	389,977	25,577
Pagerduty, Inc. (a)(b)	314,167	8,991
Palo Alto Networks, Inc. (a)	96,589	22,184
Paycom Software, Inc. (a)	335,512	103,918
RingCentral, Inc. (a)	815,752	232,497
Salesforce.com, Inc. (a)	24,779,143	4,641,877
ServiceNow, Inc. (a)	726,976	294,469
Slack Technologies, Inc. Class A (a)(b)	5,563,075	172,956
Snowflake Computing, Inc. Class B (d)(e)	88,269	3,422
Tanium, Inc. Class B (a)(d)(e)	2,944,100	33,549
Workday, Inc. Class A (a)	1,247,747	233,778
Xero Ltd. (a)	423,426	26,331
Zoom Video Communications, Inc. Class A (a)(b)	246,579	62,518
Zscaler, Inc. (a)	213,496	23,378
		20,444,829
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	9,311,352	3,396,781
Samsung Electronics Co. Ltd.	1,431,700	63,537
		3,460,318

TOTAL INFORMATION TECHNOLOGY		42,565,868

MATERIALS - 2.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	403,232	97,364
Growmax Resources Corp. (a)(c)(e)	3,042,880	123
Sherwin-Williams Co.	978,962	565,693
		663,180
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	127,883	4,142
Metals & Mining - 1.8%
Agnico Eagle Mines Ltd. (Canada)	174,566	11,178
B2Gold Corp.	48,137,839	273,736
Barrick Gold Corp.	2,304,383	62,080
Barrick Gold Corp. (Canada)	25,049,012	674,013
Franco-Nevada Corp.	4,424,546	618,087
Ivanhoe Mines Ltd. (a)	45,277,860	128,403
Ivanhoe Mines Ltd. (a)(c)	13,021,243	36,927
Kirkland Lake Gold Ltd.	579,709	23,870
Lundin Gold, Inc. (a)	2,339,378	21,953
Newmont Corp.	3,938,918	243,189
Northern Star Resources Ltd.	1,344,491	12,396
Novagold Resources, Inc. (a)	7,240,481	66,400
		2,172,232

TOTAL MATERIALS		2,839,554

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	148,417	24,081
American Tower Corp.	2,433,889	629,258
Equity Commonwealth	1,377,919	44,369
Equity Residential (SBI)	1,886,064	110,938
Prologis, Inc.	618,027	57,680
		866,326
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	53,694	382

TOTAL REAL ESTATE		866,708

UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	98,912	23,756
PG&E Corp. (a)	17,800,000	157,886
		181,642
TOTAL COMMON STOCKS
(Cost $45,394,375)		118,565,802

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	578,817	43,220
Series E (a)(d)(e)	388,853	29,036
ZenPayroll, Inc. Series D (d)(e)	2,436,137	31,889
		104,145
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. Series H (d)(e)	192,670	44,224
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	342,405	3,530
Series B (a)(d)(e)	60,155	620
Series C (a)(d)(e)	574,905	5,927
Series Seed (a)(d)(e)	183,970	1,897
Aurora Innovation, Inc. Series B (a)(d)(e)	2,121,140	19,600
		31,574
TOTAL CONSUMER DISCRETIONARY		179,943
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	154,611	61,271
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	664,987	6,949
Series F (a)(d)(e)	3,348,986	34,997
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	2,100,446	10,271
Nuvation Bio, Inc. Series A (d)(e)(h)	35,794,400	33,647
		85,864
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	35,877,127	886
Mulberry Health, Inc.:
Series A-8 (a)(d)(e)	7,960,894	47,925
Series A-9 (a)(d)(e)	600,009	3,612
Series AA-9 (a)(d)(e)	49,783	300
		52,723
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (a)(d)(e)	1,909,634	19,096
TOTAL HEALTH CARE		157,683
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	558,215	122,807
Series H (a)(d)(e)	120,282	26,462
		149,269
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (a)(d)(e)	2,371,275	40,169
Carbon, Inc.:
Series D (a)(d)(e)	915,425	24,332
Series E (a)(d)(e)	81,735	2,200
Delphix Corp. Series D (a)(d)(e)	3,712,687	18,860
		85,561
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (d)(e)	12,577,747	120,872
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	5,464,465	38,907
Series F (a)(d)(e)	253,732	1,807
		40,714

TOTAL CONVERTIBLE PREFERRED STOCKS		795,313

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (a)(e)	46,145	18,287
TOTAL PREFERRED STOCKS
(Cost $843,914)		813,600
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Affirm, Inc. 1% 4/30/21 (Cost $7,287)(d)(e)	7,287	7,287

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $9,273)(d)(e)	9,273	11,579
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.12% (i)	2,106,627,482	2,107,049
Fidelity Securities Lending Cash Central Fund 0.12% (i)(j)	548,065,372	548,120
TOTAL MONEY MARKET FUNDS
(Cost $2,655,168)		2,655,169
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $48,910,017)		122,053,437
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(796,928)
NET ASSETS - 100%		$121,256,509

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $698,691,000 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,063,842,000 or 0.9% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Affirm, Inc. 1% 4/30/21	4/29/20	$7,287
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allbirds, Inc. Series Seed	10/9/18	$2,018
Allovir, Inc. Series B	5/8/19	$15,564
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$2,288
Coupang unit	6/12/20	$18,669
Delphix Corp. Series D	7/10/15	$33,414
Doordash, Inc. Series H	6/17/20	$44,224
Get Heal, Inc. Series B	11/7/16	$10,944
High Power Exploration, Inc. Series A	11/15/19	$66,285
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$9,273
Mulberry Health, Inc. Series A-8	1/20/16	$53,774
Mulberry Health, Inc. Series A-9	3/23/18	$4,281
Mulberry Health, Inc. Series AA-9	3/23/18	$145
Nuvation Bio, Inc. Series A	6/17/19	$27,612
On Holding AG	2/6/20	$23,693
Roofoods Ltd. Series F	9/12/17	$54,666
Snowflake Computing, Inc. Class B	3/19/20	$3,424
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
TulCo LLC	8/24/17 - 9/7/18	$52,173
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D	7/16/19	$32,431

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,325
Fidelity Securities Lending Cash Central Fund	51
Total	$2,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,118,854	$11,978	$513,971	$7,782	$215,610	$(528,891)	$--
Birchcliff Energy Ltd.	39,679	--	12,323	261	(94,060)	66,704	--
Birchcliff Energy Ltd.	1,369	--	925	261	(4,342)	3,898	--
Centennial Resource Development, Inc. Class A	92,428	--	7,708	--	(311,413)	226,693	--
Clean TeQ Holdings Ltd.	5,734	--	61	--	(348)	(1,518)	3,807
Synaptics, Inc.	31,550	111,291	1,284	--	223	(13,417)	128,363
Total	$2,289,614	$123,269	$536,272	$8,304	$(194,330)	$(246,531)	$132,170

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$22,121,332	$22,031,956	$89,376	$--
Consumer Discretionary	16,328,575	15,585,337	502,573	240,665
Consumer Staples	3,516,862	3,296,432	140,872	79,558
Energy	516,635	516,635	--	--
Financials	8,706,805	8,706,805	--	--
Health Care	18,467,590	18,218,738	89,428	159,424
Industrials	3,020,684	2,220,831	507,372	292,481
Information Technology	42,651,429	42,434,264	87,998	129,167
Materials	2,960,426	2,839,431	--	120,995
Real Estate	907,422	866,326	--	41,096
Utilities	181,642	181,642	--	--
Corporate Bonds	7,287	--	--	7,287
Preferred Securities	11,579	--	--	11,579
Money Market Funds	2,655,169	2,655,169	--	--
Total Investments in Securities:	$122,053,437	$119,553,566	$1,417,619	$1,082,252

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $543,487) — See accompanying schedule: Unaffiliated issuers (cost $46,079,642)	$119,266,098
Fidelity Central Funds (cost $2,655,168)	2,655,169
Other affiliated issuers (cost $175,207)	132,170
Total Investment in Securities (cost $48,910,017)		$122,053,437
Receivable for investments sold		151,482
Receivable for fund shares sold		37,063
Dividends receivable		30,902
Interest receivable		13
Distributions receivable from Fidelity Central Funds		595
Other receivables		5,926
Total assets		122,279,418
Liabilities
Payable to custodian bank	$4,442
Payable for investments purchased
Regular delivery	207,203
Delayed delivery	13,806
Payable for fund shares redeemed	147,953
Accrued management fee	73,246
Other affiliated payables	10,830
Other payables and accrued expenses	17,492
Collateral on securities loaned	547,937
Total liabilities		1,022,909
Net Assets		$121,256,509
Net Assets consist of:
Paid in capital		$43,728,082
Total accumulated earnings (loss)		77,528,427
Net Assets		$121,256,509
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($99,328,137 ÷ 6,655,469 shares)		$14.92
Class K:
Net Asset Value, offering price and redemption price per share ($21,928,372 ÷ 1,466,973 shares)		$14.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends (including $8,304 earned from other affiliated issuers)		$388,035
Interest		12
Income from Fidelity Central Funds (including $51 from security lending)		2,376
Total income		390,423
Expenses
Management fee
Basic fee	$304,194
Performance adjustment	120,634
Transfer agent fees	61,973
Accounting fees	1,798
Custodian fees and expenses	658
Independent trustees' fees and expenses	360
Registration fees	376
Audit	183
Legal	121
Interest	77
Miscellaneous	982
Total expenses before reductions	491,356
Expense reductions	(2,246)
Total expenses after reductions		489,110
Net investment income (loss)		(98,687)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,104,050
Fidelity Central Funds	(139)
Other affiliated issuers	(194,330)
Foreign currency transactions	(877)
Total net realized gain (loss)		4,908,704
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,425)	5,725,467
Affiliated issuers	(246,531)
Assets and liabilities in foreign currencies	46
Total change in net unrealized appreciation (depreciation)		5,478,982
Net gain (loss)		10,387,686
Net increase (decrease) in net assets resulting from operations		$10,288,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(98,687)	$(4,338)
Net realized gain (loss)	4,908,704	9,438,477
Change in net unrealized appreciation (depreciation)	5,478,982	21,180,293
Net increase (decrease) in net assets resulting from operations	10,288,999	30,614,432
Distributions to shareholders	(834,473)	(5,019,205)
Share transactions - net increase (decrease)	(7,922,495)	(14,000,174)
Total increase (decrease) in net assets	1,532,031	11,595,053
Net Assets
Beginning of period	119,724,478	108,129,425
End of period	$121,256,509	$119,724,478

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$11.01	$12.24	$9.85	$9.89	$9.80
Income from Investment Operations
Net investment income (loss)B	(.01)	–C	–C	.01	.03	.03
Net realized and unrealized gain (loss)	1.32	3.27	(.22)	3.14	.31	.59
Total from investment operations	1.31	3.27	(.22)	3.15	.34	.62
Distributions from net investment income	–	–	–	(.01)	(.03)	(.03)
Distributions from net realized gain	(.10)	(.57)	(1.01)	(.75)	(.35)	(.50)
Total distributions	(.10)	(.57)	(1.01)	(.76)	(.38)	(.53)
Net asset value, end of period	$14.92	$13.71	$11.01	$12.24	$9.85	$9.89
Total ReturnD,E	9.56%	29.98%	(2.13)%	32.21%	3.36%	6.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.85%	.82%	.74%	.68%	.71%
Expenses net of fee waivers, if any	.88%H	.85%	.81%	.74%	.68%	.71%
Expenses net of all reductions	.87%H	.85%	.81%	.74%	.68%	.70%
Net investment income (loss)	(.19)%H	(.02)%	.01%	.08%	.29%	.33%
Supplemental Data
Net assets, end of period (in millions)	$99,328	$97,098	$82,628	$89,874	$73,035	$77,724
Portfolio turnover rateI	32%H,J	26%J	32%J	29%J	41%J	35%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$11.01	$12.24	$9.84	$9.88	$9.79
Income from Investment Operations
Net investment income (loss)B	(.01)	.01	.01	.02	.04	.04
Net realized and unrealized gain (loss)	1.33	3.28	(.23)	3.14	.31	.59
Total from investment operations	1.32	3.29	(.22)	3.16	.35	.63
Distributions from net investment income	–	–	–	(.02)	(.04)	(.04)
Distributions from net realized gain	(.10)	(.57)	(1.01)	(.74)	(.35)	(.50)
Total distributions	(.10)	(.57)	(1.01)	(.76)	(.39)	(.54)
Net asset value, end of period	$14.95	$13.73	$11.01	$12.24	$9.84	$9.88
Total ReturnC,D	9.62%	30.17%	(2.07)%	32.34%	3.48%	6.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.77%	.73%	.65%	.58%	.61%
Expenses net of fee waivers, if any	.80%G	.76%	.73%	.65%	.58%	.61%
Expenses net of all reductions	.79%G	.76%	.72%	.65%	.58%	.61%
Net investment income (loss)	(.11)%G	.06%	.10%	.17%	.39%	.43%
Supplemental Data
Net assets, end of period (in millions)	$21,928	$22,626	$25,502	$32,699	$29,031	$31,560
Portfolio turnover rateH	32%G,I	26%I	32%I	29%I	41%I	35%I

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $4,974 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,674,061
Gross unrealized depreciation	(737,515)
Net unrealized appreciation (depreciation)	$72,936,546
Tax cost	$49,116,891

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $75,327 in this Subsidiary, representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	18,385,114	28,015,539

Unaffiliated Redemptions In-Kind. During the period, 87,428 shares of the Fund were redeemed in-kind for investments and cash with a value of $1,207,906. The net realized gain of $840,998 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Contrafund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Contrafund in-kind transactions, please refer to the Fidelity Contrafund prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$57,461.12
Class K	4,512.04
	$61,973

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Contrafund	–(a)

 (a) Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund	$528

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Contrafund	Borrower	$258,734	1.78%	$77

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Contrafund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Contrafund in-kind transactions, please refer to the Fidelity Contrafund prior annual shareholder report.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $702.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Contrafund	$144

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $46. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,002 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Contrafund	$–(a)

 (a) Amount less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $239.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Contrafund	$679,014	$3,992,140
Class K	155,459	1,027,065
Total	$834,473	$5,019,205

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Contrafund
Shares sold	340,059	507,277	$4,514,868	$6,458,090
Reinvestment of distributions	44,161	286,215	635,920	3,742,055
Shares redeemed	(811,353)(a)	(1,218,146)(b),(c)	(10,646,132)(a)	(15,635,943)(b),(c)
Net increase (decrease)	(427,133)	(424,654)	$(5,495,344)	$(5,435,798)
Class K
Shares sold	150,411	236,454	$2,002,138	$3,005,530
Reinvestment of distributions	10,787	78,740	155,446	1,026,783
Shares redeemed	(342,717)(a)	(983,000)(b)	(4,584,735)(a)	(12,596,689)(b)
Net increase (decrease)	(181,519)	(667,806)	$(2,427,151)	$(8,564,376)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Contrafund	.88%
Actual		$1,000.00	$1,095.60	$4.59
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Class K	.80%
Actual		$1,000.00	$1,096.20	$4.17
Hypothetical-C		$1,000.00	$1,020.89	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund

2019 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
12.00
10.00
8.00
6.00
4.00
11.06
10.42
8.02
7.92
4.03
70.0
60.0
50.0
40.0
30.0
64.0
63.5
54.0
48.9
33.8
90.0
80.0
70.0
60.0
50.0
40.0
30.0
81.4
80.5
66.3
65.2
37.7
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	50%	88%	89%
Class K	51%	89%	90%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Contrafund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	72,344,109,590.115	94.971
Withheld	3,830,453,053.232	5.029
TOTAL	76,174,562,643.346	100.000
Donald F. Donahue
Affirmative	72,379,829,662.975	95.018
Withheld	3,794,732,980.371	4.982
TOTAL	76,174,562,643.346	100.000
Bettina Doulton
Affirmative	72,672,607,741.197	95.403
Withheld	3,501,954,902.150	4.597
TOTAL	76,174,562,643.346	100.000
Vicki L. Fuller
Affirmative	76,174,562,643.346	95.665
Withheld	3,302,170,904.495	4.335
TOTAL	76,174,562,643.346	100.000
Patricia L. Kampling
Affirmative	72,440,745,750.200	95.098
Withheld	3,733,816,893.146	4.902
TOTAL	76,174,562,643.346	100.000
Alan J. Lacy
Affirmative	71,928,556,631.631	94.426
Withheld	4,246,006,011.716	5.574
TOTAL	76,174,562,643.346	100.000
Ned C. Lautenbach
Affirmative	71,259,860,753.748	93.548
Withheld	4,914,701,889.598	6.452
TOTAL	76,174,562,643.346	100.000
Robert A. Lawrence
Affirmative	72,022,885,128.366	94.550
Withheld	4,151,677,514.980	5.450
TOTAL	76,174,562,643.346	100.000
Joseph Mauriello
Affirmative	71,805,724,118.522	94.265
Withheld	4,368,838,524.824	5.735
TOTAL	76,174,562,643.346	100.000
Cornelia M. Small
Affirmative	72,193,236,701.205	94.773
Withheld	3,981,325,942.141	5.227
TOTAL	76,174,562,643.346	100.000
Garnett A. Smith
Affirmative	71,883,892,217.388	94.367
Withheld	4,290,670,425.958	5.633
TOTAL	76,174,562,643.346	100.000
David M. Thomas
Affirmative	72,052,952,536.197	94.589
Withheld	4,121,610,107.149	5.411
TOTAL	76,174,562,643.346	100.000
Susan Tomasky
Affirmative	72,505,011,517.089	95.183
Withheld	3,669,551,126.257	4.817
TOTAL	76,174,562,643.346	100.000
Michael E. Wiley
Affirmative	72,036,408,999.313	94.568
Withheld	4,138,153,644.034	5.432
TOTAL	76,174,562,643.346	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	35,492,798,231.694	66.743
Against	9,235,989,163.154	17.368
Abstain	5,518,294,595.998	10.377
Broker Non-Vote	2,930,927,382.220	5.512
TOTAL	53,178,009,373.066	100.000

PROPOSAL 5

For the fund, a shareholder proposal requesting that the Board of Trustees institute procedures to avoid holding investments in companies that, in management's judgement, substantially contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	15,055,875,356.298	28.312
Against	30,808,167,334.089	57.934
Abstain	3,503,389,343.315	6.588
Broker Non-Vote	3,810,577,339.365	7.166
TOTAL	53,178,009,373.066	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 and 5 were not approved by shareholders.

CON-SANN-0820
1.705711.122

Fidelity Advisor® New Insights Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Amazon.com, Inc.	8.3
Facebook, Inc. Class A	7.1
Microsoft Corp.	6.5
Alphabet, Inc. Class A	3.7
Adobe, Inc.	3.6
Salesforce.com, Inc.	3.4
Netflix, Inc.	3.2
Berkshire Hathaway, Inc. Class A	2.8
Visa, Inc. Class A	2.7
Apple, Inc.	2.4
43.7

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	33.3
Communication Services	16.5
Health Care	15.2
Consumer Discretionary	14.1
Financials	6.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	98.5%
Convertible Securities	0.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 10.3%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.5%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	9,421	$519
Entertainment - 4.3%
Activision Blizzard, Inc.	972,776	73,834
Electronic Arts, Inc. (a)	331,400	43,761
NetEase, Inc.	908,600	15,662
Netflix, Inc. (a)	1,656,819	753,919
Nintendo Co. Ltd.	3,500	1,565
Sea Ltd. ADR (a)	62,400	6,692
Spotify Technology SA (a)	148,968	38,462
Take-Two Interactive Software, Inc. (a)	161,283	22,510
The Walt Disney Co.	260,115	29,005
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,803,650	20,567
		1,005,977
Interactive Media & Services - 11.6%
Alphabet, Inc.:
Class A (a)	618,732	877,393
Class C (a)	95,663	135,230
Facebook, Inc. Class A (a)	7,423,394	1,685,630
Match Group, Inc. (a)(e)	18,100	1,938
Pinterest, Inc. Class A (a)	36,606	812
Snap, Inc. Class A (a)(e)	1,021,261	23,989
Tencent Holdings Ltd.	169,300	10,848
Zoominfo Technologies, Inc. (e)	35,600	1,817
		2,737,657
Media - 0.1%
Charter Communications, Inc. Class A (a)	59,992	30,598
Comcast Corp. Class A	8,898	347
		30,945
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd. (a)	208,900	1,548
T-Mobile U.S., Inc.	1,182,488	123,156
T-Mobile U.S., Inc. rights 7/28/20 (a)	1,032,488	173
		124,877

TOTAL COMMUNICATION SERVICES		3,899,975

CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.4%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	14,846,195	9,088
Fiat Chrysler Automobiles NV	3,188,685	32,652
General Motors Co.	1,227,777	31,063
Tesla, Inc. (a)	17,611	19,017
Toyota Motor Corp.	36,600	2,302
		94,122
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	51,400	3,457
Hotels, Restaurants & Leisure - 0.5%
Chipotle Mexican Grill, Inc. (a)	51,268	53,952
Domino's Pizza, Inc.	24,300	8,977
DraftKings, Inc. Class A (a)	189,600	6,306
Dunkin' Brands Group, Inc.	307,691	20,071
Evolution Gaming Group AB (f)	197,776	11,792
McDonald's Corp.	134,828	24,872
		125,970
Household Durables - 0.5%
Blu Investments LLC (d)	98,215,581	170
D.R. Horton, Inc.	669,475	37,122
Garmin Ltd.	104,827	10,221
Mohawk Industries, Inc. (a)	190,317	19,367
NVR, Inc. (a)	12,766	41,601
		108,481
Internet & Direct Marketing Retail - 9.7%
Alibaba Group Holding Ltd.	2,088,100	56,345
Alibaba Group Holding Ltd. sponsored ADR (a)	468,932	101,149
Amazon.com, Inc. (a)	708,370	1,954,261
Boohoo.Com PLC (a)	2,606,274	13,305
Coupang unit (c)(d)	334,606	2,510
Delivery Hero AG (a)(f)	942	96
eBay, Inc.	1,083,040	56,805
Farfetch Ltd. Class A (a)	113,600	1,962
JD.com, Inc.:
Class A	528,500	15,806
sponsored ADR (a)	35,100	2,112
Meituan Dianping Class B (a)	750,200	16,639
MercadoLibre, Inc. (a)	7,645	7,536
Pinduoduo, Inc. ADR (a)	366,200	31,435
The Booking Holdings, Inc. (a)	19,746	31,442
		2,291,403
Leisure Products - 0.8%
Peloton Interactive, Inc. Class A (a)	3,412,119	197,118
Multiline Retail - 0.2%
Dollar General Corp.	207,588	39,548
Specialty Retail - 1.0%
AutoZone, Inc. (a)	23,698	26,734
Best Buy Co., Inc.	252,001	21,992
Burlington Stores, Inc. (a)	20,614	4,060
National Vision Holdings, Inc. (a)	859,727	26,239
The Home Depot, Inc.	331,913	83,148
TJX Companies, Inc.	1,316,425	66,558
		228,731
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	81,711	21,543
Allbirds, Inc. (a)(c)(d)	189,420	1,953
Brunello Cucinelli SpA	1,802,600	53,547
China Hongxing Sports Ltd. (a)(d)	5,977,800	243
Deckers Outdoor Corp. (a)	59,092	11,605
lululemon athletica, Inc. (a)	68,971	21,520
NIKE, Inc. Class B	700,426	68,677
PVH Corp.	268,864	12,919
Tapestry, Inc.	843,629	11,203
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	942,188	9,177
		212,387

TOTAL CONSUMER DISCRETIONARY		3,301,217

CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	27,700	4,846
Diageo PLC sponsored ADR	190,762	25,637
Keurig Dr. Pepper, Inc. (e)	463,485	13,163
Monster Beverage Corp. (a)	22,200	1,539
PepsiCo, Inc.	582,302	77,015
The Coca-Cola Co.	378,682	16,920
		139,120
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	179,726	5,636
Costco Wholesale Corp.	651,836	197,643
Kroger Co.	1,079,411	36,538
Sprouts Farmers Market LLC (a)	164,891	4,220
Walmart, Inc.	503,238	60,278
		304,315
Food Products - 0.1%
Freshpet, Inc. (a)	41,000	3,430
Greencore Group PLC	11,480,192	17,895
		21,325
Household Products - 0.1%
Procter & Gamble Co.	175,345	20,966
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	855,684	161,450
L'Oreal SA	23,812	7,685
Shiseido Co. Ltd.	119,200	7,595
		176,730

TOTAL CONSUMER STAPLES		662,456

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd. (a)(e)	1,870,811	2,060
Oceaneering International, Inc. (a)	1,448,162	9,254
Pacific Drilling SA (a)(e)	743,245	367
		11,681
Oil, Gas & Consumable Fuels - 1.1%
BP PLC sponsored ADR	42,490	991
Cabot Oil & Gas Corp.	1,343,354	23,079
Canadian Natural Resources Ltd.	105,600	1,832
Cheniere Energy, Inc. (a)	568,554	27,473
Concho Resources, Inc. (a)	25,680	1,323
Energy Transfer Equity LP	10,028	71
EOG Resources, Inc.	31,300	1,586
Exxon Mobil Corp.	496,521	22,204
Golar LNG Ltd.	1,186,108	8,587
GoviEx Uranium, Inc. (a)	848,865	94
GoviEx Uranium, Inc. (a)(f)	23,200	3
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	290
Hess Corp.	2,159,168	111,866
Kosmos Energy Ltd.	4,876,450	8,095
Noble Energy, Inc.	166,700	1,494
Pioneer Natural Resources Co.	17,000	1,661
Reliance Industries Ltd.	2,544,473	57,397
The Williams Companies, Inc.	31,171	593
Valero Energy Corp.	9,351	550
		269,189

TOTAL ENERGY		280,870

FINANCIALS - 6.8%
Banks - 1.3%
Bank of America Corp.	4,175,417	99,166
Citigroup, Inc.	29,500	1,507
HDFC Bank Ltd. sponsored ADR	829,708	37,719
JPMorgan Chase & Co.	418,589	39,372
Kotak Mahindra Bank Ltd.	643,672	11,592
PNC Financial Services Group, Inc.	48,121	5,063
The Toronto-Dominion Bank	29,700	1,326
Wells Fargo & Co.	4,303,215	110,162
		305,907
Capital Markets - 1.5%
BlackRock, Inc. Class A	133,100	72,418
CME Group, Inc.	144,176	23,434
Goldman Sachs Group, Inc.	181,669	35,901
MarketAxess Holdings, Inc.	26,080	13,064
Moody's Corp.	136,900	37,611
Morgan Stanley	687,094	33,187
MSCI, Inc.	91,276	30,470
Northern Trust Corp.	91,240	7,239
S&P Global, Inc.	34,200	11,268
The NASDAQ OMX Group, Inc.	458,101	54,729
TPG Specialty Lending, Inc.	1,544,775	25,473
Tradeweb Markets, Inc. Class A	32,400	1,884
		346,678
Consumer Finance - 0.1%
American Express Co.	223,933	21,318
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class A (a)	2,457	656,756
Insurance - 1.0%
Admiral Group PLC	632,446	18,016
American International Group, Inc.	1,830,654	57,080
Arch Capital Group Ltd. (a)	1,674,069	47,962
Chubb Ltd.	383,085	48,506
Fairfax Financial Holdings Ltd. (sub. vtg.)	33,167	10,247
First American Financial Corp.	270,841	13,006
Hiscox Ltd.	1,737,443	16,977
Intact Financial Corp.	16,100	1,532
MetLife, Inc.	261,154	9,537
Progressive Corp.	153,400	12,289
RenaissanceRe Holdings Ltd.	76,572	13,096
Selectquote, Inc. (e)	87,000	2,204
The Travelers Companies, Inc.	8,929	1,018
		251,470
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,314,369	20,386

TOTAL FINANCIALS		1,602,515

HEALTH CARE - 14.9%
Biotechnology - 3.7%
23andMe, Inc. (a)(c)(d)	22,532	235
AbbVie, Inc.	676,661	66,435
Acceleron Pharma, Inc. (a)	70,631	6,729
Alector, Inc. (a)	46,200	1,129
Alexion Pharmaceuticals, Inc. (a)	42,100	4,725
Alnylam Pharmaceuticals, Inc. (a)	117,500	17,403
Amgen, Inc.	186,575	44,006
Arcus Biosciences, Inc. (a)	167,600	4,146
Argenx SE ADR (a)	31,653	7,129
BeiGene Ltd. ADR (a)	57,400	10,814
Biohaven Pharmaceutical Holding Co. Ltd. (a)	64,630	4,725
bluebird bio, Inc. (a)	54,200	3,308
CSL Ltd.	11,983	2,373
Galapagos Genomics NV sponsored ADR (a)	10,948	2,160
Genmab A/S (a)	54,300	18,175
Gilead Sciences, Inc.	469,700	36,139
Global Blood Therapeutics, Inc. (a)	109,578	6,918
Idorsia Ltd. (a)	534,136	17,082
Immunomedics, Inc. (a)	50,600	1,793
Innovent Biologics, Inc. (a)(f)	2,316,000	17,182
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	26,062	0
Light Sciences Oncology, Inc. (a)(d)	2,708,254	0
Mirati Therapeutics, Inc. (a)	41,333	4,719
Morphosys AG (a)	36,762	4,644
Neurocrine Biosciences, Inc. (a)	121,698	14,847
Olivo Labs (a)(c)(d)	630,333	0
Passage Bio, Inc. (a)	29,371	803
Regeneron Pharmaceuticals, Inc. (a)	433,924	270,617
Repare Therapeutics, Inc.	42,000	1,303
Revolution Medicines, Inc.	71,500	2,257
Sarepta Therapeutics, Inc. (a)	139,600	22,383
Seattle Genetics, Inc. (a)	236,300	40,152
Turning Point Therapeutics, Inc. (a)	101,889	6,581
Vertex Pharmaceuticals, Inc. (a)	819,329	237,859
Zai Lab Ltd. ADR (a)	88,968	7,307
		886,078
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	617,849	56,490
Baxter International, Inc.	926,154	79,742
Becton, Dickinson & Co.	215,551	51,575
Boston Scientific Corp. (a)	1,262,608	44,330
Danaher Corp.	1,161,464	205,382
DexCom, Inc. (a)	396,182	160,612
Edwards Lifesciences Corp. (a)	845,408	58,426
I-Pulse, Inc. (a)(c)(d)	58,562	335
Inari Medical, Inc. (e)	34,700	1,681
Intuitive Surgical, Inc. (a)	185,253	105,563
Masimo Corp. (a)	44,602	10,169
Quidel Corp. (a)	10,881	2,435
ResMed, Inc.	105,522	20,260
Sonova Holding AG Class B	23,185	4,629
Stryker Corp.	51,503	9,280
		810,909
Health Care Providers & Services - 2.8%
Centene Corp. (a)	915,100	58,155
Cigna Corp.	366,628	68,798
Henry Schein, Inc. (a)	25,400	1,483
Humana, Inc.	67,828	26,300
Patterson Companies, Inc.	49,995	1,100
UnitedHealth Group, Inc.	1,651,419	487,086
Universal Health Services, Inc. Class B	146,318	13,591
		656,513
Health Care Technology - 0.3%
Castlight Health, Inc. (a)	1,303,800	1,082
Veeva Systems, Inc. Class A (a)	319,497	74,896
		75,978
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	34,193	3,054
Bio-Rad Laboratories, Inc. Class A (a)	76,923	34,730
Bruker Corp.	776,614	31,593
Charles River Laboratories International, Inc. (a)	62,300	10,862
Eurofins Scientific SA	16,865	10,584
Lonza Group AG	3,091	1,637
Mettler-Toledo International, Inc. (a)	84,870	68,367
Thermo Fisher Scientific, Inc.	589,189	213,487
		374,314
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	2,239,750	118,460
Bristol-Myers Squibb Co.	2,342,830	137,758
Eli Lilly & Co.	1,320,800	216,849
Hansoh Pharmaceutical Group Co. Ltd. (f)	2,781,000	13,097
Horizon Therapeutics PLC (a)	282,433	15,698
Johnson & Johnson	74,100	10,421
Merck & Co., Inc.	741,666	57,353
MyoKardia, Inc. (a)	27,500	2,657
Roche Holding AG (participation certificate)	118,783	41,152
Royalty Pharma PLC	402,300	19,532
Sanofi SA	272,500	27,791
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	676,100	8,336
UCB SA	126,200	14,618
Zoetis, Inc. Class A	296,459	40,627
		724,349

TOTAL HEALTH CARE		3,528,141

INDUSTRIALS - 4.4%
Aerospace & Defense - 1.3%
General Dynamics Corp.	235,341	35,174
Harris Corp.	210,036	35,637
Huntington Ingalls Industries, Inc.	272,242	47,504
Kratos Defense & Security Solutions, Inc. (a)	1,454,373	22,732
Lockheed Martin Corp.	69,927	25,518
Northrop Grumman Corp.	247,952	76,230
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	247,745	54,504
Class C (a)(c)(d)	4,546	1,000
		298,299
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	59,700	6,637
XPO Logistics, Inc. (a)	214,570	16,576
		23,213
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	475,002	31,512
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	728,787	46,591
The AZEK Co., Inc.	125,200	3,989
Toto Ltd.	1,951,800	75,044
		125,624
Commercial Services & Supplies - 0.3%
Cintas Corp.	134,379	35,793
Clean TeQ Holdings Ltd. (a)	70,040	7
IAA Spinco, Inc.(a)	257,214	9,921
KAR Auction Services, Inc. (e)	127,529	1,755
Stericycle, Inc. (a)	283,378	15,864
TulCo LLC (a)(b)(c)(d)	17,377	9,298
		72,638
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	554,812	56,814
Industrial Conglomerates - 0.7%
General Electric Co.	24,014,305	164,018
Machinery - 0.3%
Donaldson Co., Inc.	695,406	32,350
Fortive Corp.	292,332	19,779
Otis Worldwide Corp.	29,000	1,649
Pentair PLC	102,172	3,882
		57,660
Professional Services - 0.5%
Clarivate Analytics PLC (a)	1,917,956	42,828
CoStar Group, Inc. (a)	44,064	31,315
Equifax, Inc.	59,994	10,312
Experian PLC	455,778	15,997
FTI Consulting, Inc. (a)	227,617	26,074
		126,526
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	108,000	27,471
Knight-Swift Transportation Holdings, Inc. Class A	720,692	30,060
Union Pacific Corp.	164,400	27,795
		85,326
Trading Companies & Distributors - 0.0%
Fastenal Co.	38,900	1,666

TOTAL INDUSTRIALS		1,043,296

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 0.1%
Ericsson (B Shares)	2,791,905	25,880
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	2,035,807	195,051
CDW Corp.	50,721	5,893
FLIR Systems, Inc.	314,366	12,754
IPG Photonics Corp. (a)	36,100	5,790
Keysight Technologies, Inc. (a)	114,875	11,577
Samsung SDI Co. Ltd.	10,700	3,280
Zebra Technologies Corp. Class A (a)	143,164	36,643
		270,988
IT Services - 8.4%
Accenture PLC Class A	394,208	84,644
Adyen BV (a)(f)	46,988	68,391
Akamai Technologies, Inc. (a)	447,464	47,919
ASAC II LP (a)(c)(d)	9,408,021	1,581
Black Knight, Inc. (a)	270,725	19,644
Edenred SA	31,959	1,398
EPAM Systems, Inc. (a)	66,918	16,864
Euronet Worldwide, Inc. (a)	144,845	13,879
Fidelity National Information Services, Inc.	316,999	42,506
Fiserv, Inc. (a)	245,906	24,005
Gartner, Inc. (a)	44,259	5,370
Global Payments, Inc.	168,536	28,587
Jack Henry & Associates, Inc.	8,600	1,583
Leidos Holdings, Inc.	95,886	8,982
MasterCard, Inc. Class A	854,689	252,732
MongoDB, Inc. Class A (a)	359,526	81,375
Okta, Inc. (a)	985,803	197,387
PayPal Holdings, Inc. (a)	1,302,937	227,011
Repay Holdings Corp. (a)	257,200	6,335
Shopify, Inc. Class A (a)	177,442	168,576
Square, Inc. (a)	231,600	24,304
Twilio, Inc. Class A (a)	95,700	20,998
Visa, Inc. Class A	3,335,036	644,229
		1,988,300
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	1,505,433	79,201
Analog Devices, Inc.	320,374	39,291
Applied Materials, Inc.	360,067	21,766
ASML Holding NV	60,299	22,192
Broadcom, Inc.	4,900	1,546
Enphase Energy, Inc. (a)	762,598	36,277
Inphi Corp. (a)	29,800	3,502
Intel Corp.	587,600	35,156
KLA-Tencor Corp.	16,900	3,287
Lam Research Corp.	333,860	107,990
Lattice Semiconductor Corp. (a)	118,600	3,367
Marvell Technology Group Ltd.	47,000	1,648
Micron Technology, Inc. (a)	474,200	24,431
Monolithic Power Systems, Inc.	7,200	1,706
NVIDIA Corp.	1,107,482	420,743
NXP Semiconductors NV	246,572	28,119
Qorvo, Inc. (a)	45,800	5,062
Qualcomm, Inc.	1,719,180	156,806
SiTime Corp.	22,700	1,076
Skyworks Solutions, Inc.	52,900	6,764
SolarEdge Technologies, Inc. (a)	251,565	34,912
Synaptics, Inc. (a)	333,596	20,056
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	113,300	6,432
Texas Instruments, Inc.	76,600	9,726
		1,071,056
Software - 16.7%
Adobe, Inc. (a)	1,968,825	857,049
Agora, Inc. ADR (a)	34,400	1,519
Alteryx, Inc. Class A (a)(e)	2,900	476
Atlassian Corp. PLC (a)	695,969	125,462
Autodesk, Inc. (a)	63,618	15,217
Cadence Design Systems, Inc. (a)	89,200	8,560
Ceridian HCM Holding, Inc. (a)	166,712	13,215
Citrix Systems, Inc.	94,400	13,963
Cloudflare, Inc. (a)	3,600	129
Coupa Software, Inc. (a)	343,498	95,163
Crowdstrike Holdings, Inc.	20,700	2,076
Datadog, Inc. Class A (a)(e)	336,519	29,260
Digital Turbine, Inc. (a)	495,900	6,233
DocuSign, Inc. (a)	64,500	11,108
Dropbox, Inc. Class A (a)	893,953	19,461
Dynatrace, Inc.	573,144	23,270
Everbridge, Inc. (a)	75,400	10,432
Fortinet, Inc. (a)	216,506	29,720
Intuit, Inc.	291,207	86,253
Microsoft Corp.	7,514,615	1,529,299
Netcompany Group A/S (a)(f)	3,096	203
Pagerduty, Inc. (a)(e)	67,489	1,932
Palo Alto Networks, Inc. (a)	13,400	3,078
Paycom Software, Inc. (a)	67,160	20,801
RingCentral, Inc. (a)	132,474	37,756
Salesforce.com, Inc. (a)	4,333,928	811,875
ServiceNow, Inc. (a)	140,576	56,942
Slack Technologies, Inc. Class A (a)(e)	1,107,687	34,438
Snowflake Computing, Inc. Class B (c)(d)	19,125	741
SurveyMonkey (a)	404,068	9,512
Tanium, Inc. Class B (a)(c)(d)	692,100	7,887
Workday, Inc. Class A (a)	187,485	35,127
Xero Ltd. (a)	57,100	3,551
Zoom Video Communications, Inc. Class A (a)(e)	68,120	17,271
Zscaler, Inc. (a)(e)	111,280	12,185
		3,931,164
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,544,608	563,473
Samsung Electronics Co. Ltd.	194,300	8,623
		572,096

TOTAL INFORMATION TECHNOLOGY		7,859,484

MATERIALS - 2.9%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	66,874	16,147
FMC Corp.	15,538	1,548
LG Chemical Ltd.	54,420	22,515
Sherwin-Williams Co.	173,552	100,287
		140,497
Containers & Packaging - 0.0%
Avery Dennison Corp.	9,690	1,106
Silgan Holdings, Inc.	26,811	868
		1,974
Metals & Mining - 2.3%
Agnico Eagle Mines Ltd. (Canada)	24,200	1,550
B2Gold Corp.	21,355,804	121,440
Barrick Gold Corp.	299,578	8,071
Barrick Gold Corp. (Canada)	3,620,379	97,416
Franco-Nevada Corp.	1,262,636	176,384
Ivanhoe Mines Ltd. (a)	7,901,718	22,408
Kirkland Lake Gold Ltd.	102,719	4,230
Lundin Gold, Inc. (a)	521,803	4,897
Newcrest Mining Ltd.	1,205,683	26,735
Newmont Corp.	735,182	45,390
Northern Star Resources Ltd.	188,000	1,733
Novagold Resources, Inc. (a)	2,481,176	22,754
		533,008

TOTAL MATERIALS		675,479

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	20,400	3,310
American Tower Corp.	369,450	95,518
Equity Commonwealth	183,612	5,912
Equity Residential (SBI)	265,516	15,618
Gaming & Leisure Properties	387,173	13,396
Prologis, Inc.	68,906	6,431
Simon Property Group, Inc.	203,133	13,890
Spirit Realty Capital, Inc.	415,689	14,491
VEREIT, Inc.	1,526,048	9,812
VICI Properties, Inc.	2,310,035	46,640
		225,018
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	627,863	30,037
Duke Energy Corp.	829,484	66,267
IDACORP, Inc.	149,315	13,046
NextEra Energy, Inc.	32,367	7,774
PG&E Corp. (a)	2,389,700	21,197
Southern Co.	774,375	40,151
		178,472
TOTAL COMMON STOCKS
(Cost $12,150,768)		23,256,923

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (c)(d)	25,895	5,944
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(c)(d)	74,760	771
Series B (a)(c)(d)	13,135	135
Series C (a)(c)(d)	125,520	1,294
Series D (c)(d)	94,365	973
Series Seed (a)(c)(d)	163,489	1,686
Bolt Threads, Inc. Series D (a)(c)(d)	1,324,673	21,738
		26,597

TOTAL CONSUMER DISCRETIONARY		32,541

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(c)(d)	21,314	8,447
Sweetgreen, Inc.:
Series C (c)(d)	14,103	216
Series D (c)(d)	226,847	3,480
Series I (c)(d)	534,650	8,202
		20,345
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(c)(d)	166,247	1,737
Series F (a)(c)(d)	462,756	4,836
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	516,522	2,526
		9,099
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (a)(c)(d)	2,225,827	45,741
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	1,159,721	6,982

TOTAL HEALTH CARE		61,822

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	145,254	31,956
Series H (a)(c)(d)	42,094	9,261
		41,217
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series D (a)(c)(d)	555,556	2,311
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(c)(d)	31,954	228
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $132,699)		158,464
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	9,657	9,657
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(g)	711	7
TOTAL CORPORATE BONDS
(Cost $10,377)		9,664

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $2,280)(c)(d)	2,280	2,848
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas and Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $50,430)	50,430,153	22,477

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (h)	209,219,911	209,262
Fidelity Securities Lending Cash Central Fund 0.12% (h)(i)	74,584,602	74,592
TOTAL MONEY MARKET FUNDS
(Cost $283,854)		283,854
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,630,408)		23,734,230
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(128,729)
NET ASSETS - 100%		$23,605,501

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $294,057,000 or 1.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,149,000 or 0.5% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
Allbirds, Inc. Series D	12/23/19	$1,216
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,656
ASAC II LP	10/10/13	$725
Bolt Threads, Inc. Series D	12/13/17	$21,247
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$9,657
Butterfly Network, Inc. Series D	5/4/18	$22,859
Coupang unit	6/12/20	$2,510
Doordash, Inc. Series H	6/17/20	$5,944
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$2,280
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A-8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Roofoods Ltd. Series F	9/12/17	$7,536
Snowflake Computing, Inc. Class B	3/19/20	$742
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17	$3,436
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$785
Fidelity Securities Lending Cash Central Fund	1,139
Total	$1,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,899,975	$3,866,995	$12,413	$20,567
Consumer Discretionary	3,333,758	3,216,151	80,190	37,417
Consumer Staples	682,801	647,176	15,280	20,345
Energy	280,870	280,870	--	--
Financials	1,602,515	1,602,515	--	--
Health Care	3,589,963	3,456,991	70,580	62,392
Industrials	1,084,513	830,639	147,855	106,019
Information Technology	7,861,795	7,811,492	37,783	12,520
Materials	675,479	626,229	49,250	--
Real Estate	225,246	225,018	--	228
Utilities	178,472	178,472	--	--
Corporate Bonds	9,664	--	7	9,657
Preferred Securities	2,848	--	--	2,848
Other	22,477	--	--	22,477
Money Market Funds	283,854	283,854	--	--
Total Investments in Securities:	$23,734,230	$23,026,402	$413,358	$294,470

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$297,409
Net Realized Gain (Loss) on Investment Securities	(32,593)
Net Unrealized Gain (Loss) on Investment Securities	7,264
Cost of Purchases	22,560
Proceeds of Sales	(170)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$294,470
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2020	$(25,330)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Canada	2.8%
United Kingdom	1.4%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,888) — See accompanying schedule: Unaffiliated issuers (cost $12,346,554)	$23,450,376
Fidelity Central Funds (cost $283,854)	283,854
Total Investment in Securities (cost $12,630,408)		$23,734,230
Restricted cash		1,768
Foreign currency held at value (cost $1,590)		1,590
Receivable for investments sold		679,908
Receivable for fund shares sold		7,279
Dividends receivable		9,748
Interest receivable		131
Distributions receivable from Fidelity Central Funds		548
Other receivables		1,236
Total assets		24,436,438
Liabilities
Payable to custodian bank	$99
Payable for investments purchased	700,330
Payable for fund shares redeemed	32,508
Accrued management fee	13,436
Distribution and service plan fees payable	3,563
Other affiliated payables	3,149
Other payables and accrued expenses	3,328
Collateral on securities loaned	74,524
Total liabilities		830,937
Net Assets		$23,605,501
Net Assets consist of:
Paid in capital		$11,688,852
Total accumulated earnings (loss)		11,916,649
Net Assets		$23,605,501
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,855,342 ÷ 179,899 shares)(a)		$32.55
Maximum offering price per share (100/94.25 of $32.55)		$34.54
Class M:
Net Asset Value and redemption price per share ($1,666,962 ÷ 53,538 shares)(a)		$31.14
Maximum offering price per share (100/96.50 of $31.14)		$32.27
Class C:
Net Asset Value and offering price per share ($1,963,487 ÷ 71,930 shares)(a)		$27.30
Class I:
Net Asset Value, offering price and redemption price per share ($12,142,771 ÷ 363,187 shares)		$33.43
Class Z:
Net Asset Value, offering price and redemption price per share ($1,976,939 ÷ 59,048 shares)		$33.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$126,582
Interest		149
Income from Fidelity Central Funds (including $1,139 from security lending)		1,924
Total income		128,655
Expenses
Management fee
Basic fee	$63,319
Performance adjustment	14,515
Transfer agent fees	18,458
Distribution and service plan fees	21,200
Accounting fees	919
Custodian fees and expenses	204
Independent trustees' fees and expenses	76
Registration fees	150
Audit	64
Legal	29
Miscellaneous	710
Total expenses before reductions	119,644
Expense reductions	(586)
Total expenses after reductions		119,058
Net investment income (loss)		9,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $116)	890,756
Fidelity Central Funds	8
Foreign currency transactions	266
Total net realized gain (loss)		891,030
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,392)	(652,654)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(652,647)
Net gain (loss)		238,383
Net increase (decrease) in net assets resulting from operations		$247,980

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,597	$72,759
Net realized gain (loss)	891,030	1,876,106
Change in net unrealized appreciation (depreciation)	(652,647)	4,638,420
Net increase (decrease) in net assets resulting from operations	247,980	6,587,285
Distributions to shareholders	(165,654)	(1,692,173)
Share transactions - net increase (decrease)	(2,881,781)	(2,130,240)
Total increase (decrease) in net assets	(2,799,455)	2,764,872
Net Assets
Beginning of period	26,404,956	23,640,084
End of period	$23,605,501	$26,404,956

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.08	$26.50	$31.38	$26.44	$26.14	$26.67
Income from Investment Operations
Net investment income (loss)A	–B	.06	.03	.04	.06	.05
Net realized and unrealized gain (loss)	.68	7.60	(1.26)	7.29	1.56	.57
Total from investment operations	.68	7.66	(1.23)	7.33	1.62	.62
Distributions from net investment income	–B	(.04)	–	–B	(.04)	(.02)
Distributions from net realized gain	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Total distributions	(.21)C	(2.08)	(3.65)	(2.39)	(1.32)	(1.15)
Net asset value, end of period	$32.55	$32.08	$26.50	$31.38	$26.44	$26.14
Total ReturnD,E,F	2.09%	29.15%	(4.42)%	27.98%	6.31%	2.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.08%	1.04%	.94%	.89%	.92%
Expenses net of fee waivers, if any	1.09%I	1.08%	1.04%	.94%	.89%	.91%
Expenses net of all reductions	1.09%I	1.07%	1.04%	.93%	.88%	.91%
Net investment income (loss)	- %I,J	.20%	.08%	.12%	.24%	.20%
Supplemental Data
Net assets, end of period (in millions)	$5,855	$6,156	$4,747	$5,612	$6,873	$7,920
Portfolio turnover rateK	59%I	27%L	36%	30%	42%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.202 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.73	$25.49	$30.39	$25.73	$25.51	$26.10
Income from Investment Operations
Net investment income (loss)A	(.04)	(.01)	(.05)	(.04)	–B	(.01)
Net realized and unrealized gain (loss)	.65	7.29	(1.20)	7.09	1.50	.55
Total from investment operations	.61	7.28	(1.25)	7.05	1.50	.54
Distributions from net investment income	–	–	–	–B	–B	–
Distributions from net realized gain	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Total distributions	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Net asset value, end of period	$31.14	$30.73	$25.49	$30.39	$25.73	$25.51
Total ReturnC,D,E	1.98%	28.79%	(4.64)%	27.66%	6.01%	2.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.32%	1.29%	1.18%	1.14%	1.17%
Expenses net of fee waivers, if any	1.34%H	1.32%	1.29%	1.18%	1.14%	1.16%
Expenses net of all reductions	1.34%H	1.32%	1.29%	1.18%	1.13%	1.16%
Net investment income (loss)	(.25)%H	(.05)%	(.17)%	(.13)%	(.01)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$1,667	$1,844	$1,638	$1,926	$1,849	$2,071
Portfolio turnover rateI	59%H	27%J	36%	30%	42%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.03	$22.73	$27.63	$23.69	$23.70	$24.45
Income from Investment Operations
Net investment income (loss)A	(.10)	(.15)	(.19)	(.17)	(.12)	(.14)
Net realized and unrealized gain (loss)	.57	6.49	(1.06)	6.50	1.39	.52
Total from investment operations	.47	6.34	(1.25)	6.33	1.27	.38
Distributions from net investment income	–	–	–	–B	–B	–
Distributions from net realized gain	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Total distributions	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Net asset value, end of period	$27.30	$27.03	$22.73	$27.63	$23.69	$23.70
Total ReturnC,D,E	1.73%	28.15%	(5.11)%	26.99%	5.49%	1.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.83%	1.79%	1.68%	1.64%	1.67%
Expenses net of fee waivers, if any	1.85%H	1.83%	1.79%	1.68%	1.64%	1.66%
Expenses net of all reductions	1.85%H	1.83%	1.79%	1.68%	1.63%	1.66%
Net investment income (loss)	(.76)%H	(.55)%	(.67)%	(.63)%	(.51)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$1,963	$2,228	$2,932	$3,718	$3,521	$3,841
Portfolio turnover rateI	59%H	27%J	36%	30%	42%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.90	$27.14	$32.03	$26.95	$26.63	$27.15
Income from Investment Operations
Net investment income (loss)A	.04	.15	.11	.12	.13	.13
Net realized and unrealized gain (loss)	.70	7.77	(1.27)	7.44	1.59	.57
Total from investment operations	.74	7.92	(1.16)	7.56	1.72	.70
Distributions from net investment income	–B	(.12)	(.07)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Total distributions	(.21)C	(2.16)	(3.73)D	(2.48)	(1.40)E	(1.22)
Net asset value, end of period	$33.43	$32.90	$27.14	$32.03	$26.95	$26.63
Total ReturnF,G	2.22%	29.42%	(4.14)%	28.30%	6.55%	2.64%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.82%	.79%	.68%	.63%	.66%
Expenses net of fee waivers, if any	.84%J	.82%	.79%	.68%	.63%	.66%
Expenses net of all reductions	.83%J	.82%	.78%	.67%	.63%	.66%
Net investment income (loss)	.25%J	.46%	.33%	.38%	.50%	.45%
Supplemental Data
Net assets, end of period (in millions)	$12,143	$13,870	$12,581	$14,894	$11,662	$12,310
Portfolio turnover rateK	59%J	27%L	36%	30%	42%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.202 per share.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $3.653 per share.

 E Total distributions of $1.40 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $1.281 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.93	$27.16	$32.06	$26.97	$26.65	$27.17
Income from Investment Operations
Net investment income (loss)A	.06	.18	.15	.16	.17	.16
Net realized and unrealized gain (loss)	.70	7.79	(1.28)	7.45	1.58	.58
Total from investment operations	.76	7.97	(1.13)	7.61	1.75	.74
Distributions from net investment income	–B	(.17)	(.12)	(.13)	(.15)	(.12)
Distributions from net realized gain	(.20)	(2.04)	(3.65)	(2.39)	(1.28)	(1.13)
Total distributions	(.21)C	(2.20)D	(3.77)	(2.52)	(1.43)	(1.26)E
Net asset value, end of period	$33.48	$32.93	$27.16	$32.06	$26.97	$26.65
Total ReturnF,G	2.28%	29.60%	(4.03)%	28.49%	6.68%	2.78%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.70%	.66%	.55%	.50%	.53%
Expenses net of fee waivers, if any	.72%J	.70%	.66%	.55%	.50%	.53%
Expenses net of all reductions	.71%J	.70%	.66%	.55%	.50%	.53%
Net investment income (loss)	.37%J	.58%	.46%	.50%	.63%	.58%
Supplemental Data
Net assets, end of period (in millions)	$1,977	$2,306	$1,741	$1,626	$492	$436
Portfolio turnover rateK	59%J	27%L	36%	30%	42%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.202 per share.

 D Total distributions of $2.20 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $2.035 per share.

 E Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 259,488	Market approach	Transaction price	$0.00 - $229.53 / $153.71	Increase
			Discount rate	50.0%	Decrease
			Liquidity preference	$27.00	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.1%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.6 - 13.5 / 8.2	Increase
			Discount for Lack of Marketability	15.0%	Decrease
			Discount rate	3.7% – 65.7% / 29.4%	Decrease
			Premium rate	12.3% - 94.7% / 44.2%	Increase
Corporate Bonds	$ 9,657	Market approach	Transaction price	$100.00	Increase
Other	$22,477	Discounted Cash Flow	Discount rate	16.6%	Decrease
Preferred Securities	$2,848	Market approach	Transaction price	$100.00	Increase
			Conversion ratio	1.2	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $966 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,695,515
Gross unrealized depreciation	(628,035)
Net unrealized appreciation (depreciation)	$11,067,480
Tax cost	$12,666,750

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $54,110 in these Subsidiaries, representing .23% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	6,906,306	9,892,966

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,051	$111
Class M	.25%	.25%	4,191	51
Class C	.75%	.25%	9,958	579
			$21,200	$741

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$294
Class M	43
Class C(a)	54
$391

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,726.17
Class M	1,392.17
Class C	1,725.17
Class I	10,180.16
Class Z	435.04
	$18,458

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor New Insights Fund	$341

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, shares of the Fund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fund's in-kind transactions, please refer to the Fund's prior annual shareholder report.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $153.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor New Insights Fund	$31

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $44. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $533 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$–(a)

 (a) In the amount of less than five-hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $53.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$38,665	$378,432
Class M	11,972	117,043
Class C	16,283	167,143
Class I	84,864	882,649
Class Z	13,870	146,906
Total	$165,654	$1,692,173

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	11,045	43,791	$333,968	$1,342,089
Reinvestment of distributions	1,107	11,497	36,700	359,374
Shares redeemed	(24,175)	(42,495)	(722,471)	(1,322,076)
Net increase (decrease)	(12,023)	12,793	$(351,803)	$379,387
Class M
Shares sold	2,064	4,552	$59,315	$133,820
Reinvestment of distributions	367	3,798	11,637	113,654
Shares redeemed	(8,898)	(12,624)	(252,591)	(376,096)
Net increase (decrease)	(6,467)	(4,274)	$(181,639)	$(128,622)
Class C
Shares sold	2,943	6,150	$72,707	$161,475
Reinvestment of distributions	541	5,902	15,100	155,171
Shares redeemed	(13,966)	(58,619)	(352,344)	(1,534,269)
Net increase (decrease)	(10,482)	(46,567)	$(264,537)	$(1,217,623)
Class I
Shares sold	30,129	49,250	$922,679	$1,557,439
Reinvestment of distributions	2,270	25,052	77,257	802,314
Shares redeemed	(90,759)	(116,402)(a)	(2,750,823)	(3,703,378)(a)
Net increase (decrease)	(58,360)	(42,100)	$(1,750,887)	$(1,343,625)
Class Z
Shares sold	7,658	24,307	$236,995	$768,298
Reinvestment of distributions	352	3,924	11,993	125,908
Shares redeemed	(19,004)	(22,300)	(581,903)	(713,963)
Net increase (decrease)	(10,994)	5,931	$(332,915)	$180,243

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	1.09%
Actual		$1,000.00	$1,020.90	$5.48
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class M	1.34%
Actual		$1,000.00	$1,019.80	$6.73
Hypothetical-C		$1,000.00	$1,018.20	$6.72
Class C	1.85%
Actual		$1,000.00	$1,017.30	$9.28
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Class I	.84%
Actual		$1,000.00	$1,022.20	$4.22
Hypothetical-C		$1,000.00	$1,020.69	$4.22
Class Z	.72%
Actual		$1,000.00	$1,022.80	$3.62
Hypothetical-C		$1,000.00	$1,021.28	$3.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor New Insights Fund

2019 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class Z
Class C
12.00
10.00
8.00
6.00
4.00
11.06
10.42
8.24
7.00
4.03
60.0
50.0
40.0
30.0
59.0
53.7
54.0
48.9
33.8
70.0
60.0
50.0
40.0
30.0
69.6
66.3
65.2
60.2
37.7
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	49%	81%	77%
Class C	44%	77%	66%
Class I	51%	83%	79%
Class M	47%	80%	74%
Class Z	52%	84%	80%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor New Insights Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	72,344,109,590.115	94.971
Withheld	3,830,453,053.232	5.029
TOTAL	76,174,562,643.346	100.000
Donald F. Donahue
Affirmative	72,379,829,662.975	95.018
Withheld	3,794,732,980.371	4.982
TOTAL	76,174,562,643.346	100.000
Bettina Doulton
Affirmative	72,672,607,741.197	95.403
Withheld	3,501,954,902.150	4.597
TOTAL	76,174,562,643.346	100.000
Vicki L. Fuller
Affirmative	76,174,562,643.346	95.665
Withheld	3,302,170,904.495	4.335
TOTAL	76,174,562,643.346	100.000
Patricia L. Kampling
Affirmative	72,440,745,750.200	95.098
Withheld	3,733,816,893.146	4.902
TOTAL	76,174,562,643.346	100.000
Alan J. Lacy
Affirmative	71,928,556,631.631	94.426
Withheld	4,246,006,011.716	5.574
TOTAL	76,174,562,643.346	100.000
Ned C. Lautenbach
Affirmative	71,259,860,753.748	93.548
Withheld	4,914,701,889.598	6.452
TOTAL	76,174,562,643.346	100.000
Robert A. Lawrence
Affirmative	72,022,885,128.366	94.550
Withheld	4,151,677,514.980	5.450
TOTAL	76,174,562,643.346	100.000
Joseph Mauriello
Affirmative	71,805,724,118.522	94.265
Withheld	4,368,838,524.824	5.735
TOTAL	76,174,562,643.346	100.000
Cornelia M. Small
Affirmative	72,193,236,701.205	94.773
Withheld	3,981,325,942.141	5.227
TOTAL	76,174,562,643.346	100.000
Garnett A. Smith
Affirmative	71,883,892,217.388	94.367
Withheld	4,290,670,425.958	5.633
TOTAL	76,174,562,643.346	100.000
David M. Thomas
Affirmative	72,052,952,536.197	94.589
Withheld	4,121,610,107.149	5.411
TOTAL	76,174,562,643.346	100.000
Susan Tomasky
Affirmative	72,505,011,517.089	95.183
Withheld	3,669,551,126.257	4.817
TOTAL	76,174,562,643.346	100.000
Michael E. Wiley
Affirmative	72,036,408,999.313	94.568
Withheld	4,138,153,644.034	5.432
TOTAL	76,174,562,643.346	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	4,356,798,573.240	29.831
Against	1,753,947,282.462	12.009
Abstain	407,863,863.938	2.793
Broker Non-Vote	8,086,186,737.580	55.367
TOTAL	14,604,796,457.221	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

ANIF-SANN-0820
1.803542.116

Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Facebook, Inc. Class A	9.0
Amazon.com, Inc.	8.5
Microsoft Corp.	6.9
Salesforce.com, Inc.	5.4
Adobe, Inc.	4.7
Berkshire Hathaway, Inc. Class A	4.0
MasterCard, Inc. Class A	2.9
Netflix, Inc.	2.6
Visa, Inc. Class A	2.1
Alphabet, Inc. Class C	1.9
48.0

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	36.7
Communication Services	17.2
Health Care	13.4
Consumer Discretionary	12.7
Financials	7.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks	96.8%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 9.0%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 17.2%
Entertainment - 3.5%
Activision Blizzard, Inc.	168,170	$12,764,103
Electronic Arts, Inc. (a)	95,500	12,610,775
NetEase, Inc.	254,900	4,393,864
Netflix, Inc. (a)	391,009	177,924,735
Nintendo Co. Ltd.	1,500	670,603
Sea Ltd. ADR (a)	25,900	2,777,516
Spotify Technology SA (a)(b)	39,782	10,271,315
Take-Two Interactive Software, Inc. (a)	28,800	4,019,616
The Walt Disney Co.	170,972	19,065,088
		244,497,615
Interactive Media & Services - 12.9%
Alphabet, Inc.:
Class A (a)	87,917	124,670,702
Class C (a)	92,910	131,338,505
Facebook, Inc. Class A (a)	2,734,054	620,821,645
Match Group, Inc. (a)(b)	7,500	802,875
Pinterest, Inc. Class A (a)(b)	31,796	704,917
Snap, Inc. Class A (a)(b)	215,600	5,064,444
Tencent Holdings Ltd.	70,900	4,543,124
Zoominfo Technologies, Inc. (b)	15,000	765,450
		888,711,662
Media - 0.1%
Charter Communications, Inc. Class A (a)	14,397	7,343,046
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	87,600	649,187
T-Mobile U.S., Inc.	456,931	47,589,364
T-Mobile U.S., Inc. rights 7/28/20 (a)	392,131	65,878
		48,304,429

TOTAL COMMUNICATION SERVICES		1,188,856,752

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.1%
Tesla, Inc. (a)	5,500	5,938,955
Toyota Motor Corp.	19,612	1,233,283
		7,172,238
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	21,600	1,452,816
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	27,854	29,312,435
Domino's Pizza, Inc.	10,100	3,731,344
DraftKings, Inc. Class A (a)(b)	80,800	2,687,408
Evolution Gaming Group AB (c)	86,225	5,141,187
McDonald's Corp.	130,072	23,994,382
		64,866,756
Household Durables - 0.1%
Blu Investments LLC (d)	21,093,998	36,484
Garmin Ltd.	36,799	3,587,903
Mohawk Industries, Inc. (a)	4,800	488,448
		4,112,835
Internet & Direct Marketing Retail - 9.7%
Alibaba Group Holding Ltd.	650,000	17,539,471
Alibaba Group Holding Ltd. sponsored ADR (a)	96,120	20,733,084
Amazon.com, Inc. (a)	211,677	583,978,741
Boohoo.Com PLC (a)	979,901	5,002,485
Delivery Hero AG (a)(c)	166	16,964
eBay, Inc.	340,400	17,853,980
Farfetch Ltd. Class A (a)	46,500	803,055
JD.com, Inc.:
Class A	190,900	5,709,389
sponsored ADR (a)	14,500	872,610
Meituan Dianping Class B (a)	316,420	7,017,947
MercadoLibre, Inc. (a)	1,700	1,675,809
Pinduoduo, Inc. ADR (a)	80,300	6,892,952
		668,096,487
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	51,500	2,975,155
Multiline Retail - 0.2%
Dollar General Corp.	59,500	11,335,345
Specialty Retail - 0.7%
Burlington Stores, Inc. (a)	5,293	1,042,350
The Home Depot, Inc.	183,255	45,907,210
TJX Companies, Inc.	28,912	1,461,791
		48,411,351
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	74,790	19,718,520
China Hongxing Sports Ltd. (a)(d)	22,200	903
Deckers Outdoor Corp. (a)	26,384	5,181,554
lululemon athletica, Inc. (a)	28,434	8,871,692
NIKE, Inc. Class B	260,743	25,565,851
		59,338,520

TOTAL CONSUMER DISCRETIONARY		867,761,503

CONSUMER STAPLES - 2.8%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	11,500	2,011,925
Keurig Dr. Pepper, Inc. (b)	186,989	5,310,488
Monster Beverage Corp. (a)	9,300	644,676
PepsiCo, Inc.	258,000	34,123,080
The Coca-Cola Co.	340,550	15,215,774
		57,305,943
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	88,936	2,788,749
Costco Wholesale Corp.	199,337	60,440,972
Walmart, Inc.	56,800	6,803,504
		70,033,225
Food Products - 0.0%
Freshpet, Inc. (a)	14,565	1,218,508
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	291,952	55,085,503
L'Oreal SA	13,125	4,236,051
L'Oreal SA	10,503	3,389,809
Shiseido Co. Ltd.	47,460	3,024,181
		65,735,544

TOTAL CONSUMER STAPLES		194,293,220

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	43,100	747,647
EOG Resources, Inc.	13,300	673,778
Hess Corp.	65,068	3,371,173
Noble Energy, Inc.	70,900	635,264
Pioneer Natural Resources Co.	7,200	703,440
Reliance Industries Ltd.	1,011,925	22,826,413
Tamarack Valley Energy Ltd. (a)(b)	1,313,749	861,253
		29,818,968
FINANCIALS - 7.6%
Banks - 2.3%
Bank of America Corp.	3,729,262	88,569,973
Citigroup, Inc.	233,870	11,950,757
JPMorgan Chase & Co.	523,624	49,252,073
Kotak Mahindra Bank Ltd.	337,587	6,079,426
The Toronto-Dominion Bank	12,600	562,341
		156,414,570
Capital Markets - 0.9%
BlackRock, Inc. Class A	45,200	24,592,868
CME Group, Inc.	66,861	10,867,587
MarketAxess Holdings, Inc.	2,200	1,102,024
Moody's Corp.	56,210	15,442,573
MSCI, Inc.	21,511	7,180,802
S&P Global, Inc.	14,200	4,678,616
Tradeweb Markets, Inc. Class A	9,400	546,516
		64,410,986
Consumer Finance - 0.2%
American Express Co.	122,872	11,697,414
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class A (a)	1,020	272,646,000
Insurance - 0.2%
Admiral Group PLC	238,474	6,793,387
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,500	3,243,971
Intact Financial Corp.	4,400	418,771
Progressive Corp.	61,400	4,918,754
Selectquote, Inc. (b)	36,100	914,413
		16,289,296

TOTAL FINANCIALS		521,458,266

HEALTH CARE - 13.3%
Biotechnology - 3.6%
23andMe, Inc. (a)(d)(e)	9,536	99,651
AbbVie, Inc.	285,529	28,033,237
Acceleron Pharma, Inc. (a)	23,922	2,279,049
Alector, Inc. (a)	12,800	312,832
Alexion Pharmaceuticals, Inc. (a)	17,700	1,986,648
Alnylam Pharmaceuticals, Inc. (a)	21,000	3,110,310
Arcus Biosciences, Inc. (a)	62,900	1,556,146
Argenx SE ADR (a)	12,834	2,890,602
BeiGene Ltd. ADR (a)	20,400	3,843,360
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,900	723,789
bluebird bio, Inc.(a)	22,400	1,367,296
CSL Ltd.	1,900	376,312
Galapagos Genomics NV sponsored ADR (a)	3,915	772,390
Genmab A/S (a)	5,300	1,773,992
Gilead Sciences, Inc.	193,300	14,872,502
Global Blood Therapeutics, Inc. (a)	40,457	2,554,050
Idorsia Ltd. (a)	186,287	5,957,566
Immunomedics, Inc. (a)	21,500	761,960
Innovent Biologics, Inc. (a)(c)	799,824	5,933,795
Mirati Therapeutics, Inc. (a)	8,500	970,445
Morphosys AG (a)	12,499	1,579,093
Neurocrine Biosciences, Inc. (a)	11,100	1,354,200
Passage Bio, Inc. (a)	9,900	270,567
Regeneron Pharmaceuticals, Inc. (a)	93,481	58,299,426
Repare Therapeutics, Inc.	12,200	378,444
Revolution Medicines, Inc.	18,700	590,359
Sarepta Therapeutics, Inc. (a)	26,000	4,168,840
Seattle Genetics, Inc. (a)	34,300	5,828,256
Turning Point Therapeutics, Inc. (a)	33,637	2,172,614
Vertex Pharmaceuticals, Inc. (a)	319,368	92,715,724
Zai Lab Ltd. ADR (a)	26,790	2,200,263
		249,733,718
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	130,413	11,923,661
Baxter International, Inc.	388,049	33,411,019
Danaher Corp.	407,235	72,011,365
DexCom, Inc. (a)	151,789	61,535,261
Edwards Lifesciences Corp. (a)	326,208	22,544,235
Inari Medical, Inc. (b)	9,900	479,556
Intuitive Surgical, Inc. (a)	36,450	20,770,304
Masimo Corp. (a)	17,977	4,098,576
Quidel Corp. (a)	3,613	808,373
ResMed, Inc.	41,320	7,933,440
Sonova Holding AG Class B	2,526	504,294
Stryker Corp.	29,200	5,261,548
		241,281,632
Health Care Providers & Services - 1.9%
Centene Corp. (a)	54,600	3,469,830
Cigna Corp.	58,824	11,038,324
Henry Schein, Inc. (a)	10,600	618,934
Humana, Inc.	27,900	10,818,225
Patterson Companies, Inc.	16,600	365,200
UnitedHealth Group, Inc.	357,678	105,497,126
		131,807,639
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	108,918	25,532,558
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	15,127	1,350,992
Bio-Rad Laboratories, Inc. Class A (a)	18,875	8,521,874
Charles River Laboratories International, Inc. (a)	3,800	662,530
Eurofins Scientific SA	4,768	2,992,335
Lonza Group AG	1,314	696,023
Mettler-Toledo International, Inc. (a)	33,356	26,869,926
Thermo Fisher Scientific, Inc.	116,860	42,343,052
		83,436,732
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	742,309	39,260,723
Bristol-Myers Squibb Co.	481,740	28,326,312
Eli Lilly & Co.	295,852	48,572,981
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,060,563	4,994,587
Horizon Therapeutics PLC (a)	54,600	3,034,668
Johnson & Johnson	30,300	4,261,089
Merck & Co., Inc.	339,149	26,226,392
MyoKardia, Inc. (a)	11,400	1,101,468
Royalty Pharma PLC	116,000	5,631,800
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	265,600	3,274,848
UCB SA	6,000	694,997
Zoetis, Inc. Class A	150,775	20,662,206
		186,042,071

TOTAL HEALTH CARE		917,834,350

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.7%
Harris Corp.	90,388	15,336,132
Lockheed Martin Corp.	28,600	10,436,712
Northrop Grumman Corp.	57,050	17,539,452
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	18,191	4,002,020
Class C (a)(d)(e)	783	172,260
		47,486,576
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	25,400	2,823,972
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	11,300	749,642
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	110,414	7,058,767
The AZEK Co., Inc.	36,100	1,150,146
Toto Ltd.	194,220	7,467,454
		15,676,367
Commercial Services & Supplies - 0.3%
Cintas Corp.	54,544	14,528,340
Clean TeQ Holdings Ltd. (a)	44,093	4,260
TulCo LLC (a)(d)(e)(f)	7,549	4,039,470
		18,572,070
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	171,303	17,541,908
Industrial Conglomerates - 0.1%
General Electric Co.	581,996	3,975,033
Machinery - 0.1%
Fortive Corp.	105,307	7,125,072
Otis Worldwide Corp.	12,100	688,006
		7,813,078
Professional Services - 0.7%
Clarivate Analytics PLC (a)	680,608	15,197,977
CoStar Group, Inc. (a)	20,382	14,484,876
Experian PLC	192,242	6,747,474
FTI Consulting, Inc. (a)	97,754	11,197,721
		47,628,048
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	20,700	5,265,265
Union Pacific Corp.	35,500	6,001,985
		11,267,250
Trading Companies & Distributors - 0.0%
Fastenal Co.	16,100	689,724

TOTAL INDUSTRIALS		174,223,668

INFORMATION TECHNOLOGY - 36.6%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	874,906	83,824,744
CDW Corp.	20,818	2,418,635
IPG Photonics Corp. (a)	15,000	2,405,850
Keysight Technologies, Inc. (a)	50,489	5,088,281
Samsung SDI Co. Ltd.	4,500	1,379,391
Zebra Technologies Corp. Class A (a)	2,019	516,763
		95,633,664
IT Services - 9.7%
Accenture PLC Class A	181,029	38,870,547
Adyen BV (a)(c)	16,987	24,724,481
ASAC II LP (a)(d)(e)	2,013,117	338,204
Edenred SA	13,809	603,976
EPAM Systems, Inc. (a)	25,930	6,534,619
Global Payments, Inc.	112,269	19,043,068
Jack Henry & Associates, Inc.	3,500	644,105
MasterCard, Inc. Class A	673,137	199,046,611
MongoDB, Inc. Class A (a)(b)	130,964	29,642,392
Okta, Inc. (a)	218,410	43,732,234
PayPal Holdings, Inc. (a)	500,226	87,154,376
Repay Holdings Corp. (a)	73,100	1,800,453
Shopify, Inc. Class A (a)	66,338	63,023,543
Square, Inc. (a)	42,700	4,480,938
Twilio, Inc. Class A (a)	39,500	8,667,090
Visa, Inc. Class A	744,547	143,824,144
		672,130,781
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	563,053	29,622,218
Analog Devices, Inc.	28,300	3,470,712
ASML Holding NV	25,347	9,328,456
Broadcom, Inc.	2,000	631,220
Enphase Energy, Inc. (a)	211,426	10,057,535
Inphi Corp. (a)	11,000	1,292,500
Intel Corp.	242,200	14,490,826
KLA-Tencor Corp.	7,000	1,361,360
Lam Research Corp.	60,851	19,682,864
Lattice Semiconductor Corp. (a)	50,400	1,430,856
Marvell Technology Group Ltd.	20,000	701,200
Monolithic Power Systems, Inc.	3,100	734,700
NVIDIA Corp.	288,940	109,771,195
NXP Semiconductors NV	109,653	12,504,828
Qorvo, Inc. (a)	18,900	2,089,017
Qualcomm, Inc.	653,737	59,627,352
SiTime Corp.	6,500	308,165
Skyworks Solutions, Inc.	22,000	2,812,920
SolarEdge Technologies, Inc. (a)	63,730	8,844,449
Synaptics, Inc. (a)	123,092	7,400,291
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,500	2,696,575
Texas Instruments, Inc.	31,800	4,037,646
		302,896,885
Software - 20.4%
Adobe, Inc. (a)	736,962	320,806,928
Agora, Inc. ADR (a)	10,100	446,117
Alteryx, Inc. Class A (a)(b)	1,300	213,564
Atlassian Corp. PLC (a)	220,194	39,694,372
Cadence Design Systems, Inc. (a)	37,100	3,560,116
Ceridian HCM Holding, Inc. (a)	26,300	2,084,801
Citrix Systems, Inc.	38,800	5,738,908
Cloudflare, Inc. (a)	281,555	10,121,902
Coupa Software, Inc. (a)	121,906	33,772,838
Crowdstrike Holdings, Inc.	8,500	852,465
Datadog, Inc. Class A (a)(b)	69,739	6,063,806
Digital Turbine, Inc. (a)	72,800	915,096
DocuSign, Inc. (a)	12,915	2,224,092
Dropbox, Inc. Class A (a)	347,266	7,559,981
Dynatrace, Inc.	226,500	9,195,900
Everbridge, Inc. (a)(b)	30,400	4,206,144
Fortinet, Inc. (a)	65,700	9,018,639
Intuit, Inc.	129,490	38,353,643
Microsoft Corp.	2,345,649	477,363,028
Netcompany Group A/S (a)(c)	27,822	1,824,737
Pagerduty, Inc. (a)(b)	20,400	583,848
Palo Alto Networks, Inc. (a)	5,600	1,286,152
Paycom Software, Inc. (a)	37,790	11,704,697
RingCentral, Inc. (a)	65,431	18,648,489
Salesforce.com, Inc. (a)	1,971,026	369,232,301
ServiceNow, Inc. (a)	39,100	15,837,846
Slack Technologies, Inc. Class A (a)(b)	302,100	9,392,289
Snowflake Computing, Inc. Class B (d)(e)	4,983	193,191
SurveyMonkey (a)	107,780	2,537,141
Tanium, Inc. Class B (a)(d)(e)	188,500	2,147,995
Xero Ltd. (a)	23,900	1,486,219
Zoom Video Communications, Inc. Class A (a)(b)	12,100	3,067,834
Zscaler, Inc. (a)(b)	12,300	1,346,850
		1,411,481,929
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	120,000	43,776,000
Samsung Electronics Co. Ltd.	81,600	3,621,331
		47,397,331

TOTAL INFORMATION TECHNOLOGY		2,529,540,590

MATERIALS - 2.8%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	30,374	7,334,106
FMC Corp.	7,584	755,518
Growmax Resources Corp. (a)(c)(d)	4,800	194
Sherwin-Williams Co.	83,778	48,411,117
		56,500,935
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	8,336	270,003
Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (Canada)	9,900	633,918
B2Gold Corp.	1,646,929	9,365,271
Barrick Gold Corp.	127,591	3,437,302
Barrick Gold Corp. (Canada)	1,612,866	43,398,641
Franco-Nevada Corp.	297,517	41,561,652
Ivanhoe Mines Ltd. (a)	3,266,987	9,264,806
Kirkland Lake Gold Ltd.	113,727	4,682,778
Lundin Gold, Inc. (a)	144,564	1,356,619
Newcrest Mining Ltd.	101,333	2,246,966
Newmont Corp.	214,804	13,261,999
Northern Star Resources Ltd.	77,800	717,295
Novagold Resources, Inc. (a)	461,834	4,235,293
		134,162,540

TOTAL MATERIALS		190,933,478

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	8,600	1,395,350
American Tower Corp.	157,962	40,839,495
Equity Commonwealth	77,250	2,487,450
Equity Residential (SBI)	121,360	7,138,395
Prologis, Inc.	29,779	2,779,274
		54,639,964
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	3,404	24,236

TOTAL REAL ESTATE		54,664,200

UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	17,951	4,311,292
PG&E Corp. (a)	1,016,100	9,012,807
		13,324,099
TOTAL COMMON STOCKS
(Cost $2,749,808,314)		6,682,709,094

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	35,238	2,631,221
Series E (a)(d)(e)	16,112	1,203,083
		3,834,304
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (d)(e)	10,839	2,487,887

TOTAL CONSUMER DISCRETIONARY		6,322,191

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	9,254	3,667,268
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc.:
Series E (a)(d)(e)	46,180	482,581
Series F (a)(d)(e)	200,299	2,093,125
		2,575,706
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	480,971	2,895,445

TOTAL HEALTH CARE		5,471,151

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	8,021,200
Series H (a)(d)(e)	7,256	1,596,320
		9,617,520
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Delphix Corp. Series D (a)(d)(e)	232,855	1,182,903
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	19
Series C (a)(d)(e)	17,554	0
Series D (a)(d)(e)	469,823	1,954,464
		3,137,386
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	2,473,189
Series F (a)(d)(e)	16,235	115,593
		2,588,782
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $68,502,092)		30,804,298

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.12% (g)	220,493,028	220,537,127
Fidelity Securities Lending Cash Central Fund 0.12% (g)(h)	43,797,768	43,802,148
TOTAL MONEY MARKET FUNDS
(Cost $264,338,849)		264,339,275
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,082,649,255)		6,977,852,667
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(72,806,331)
NET ASSETS - 100%		$6,905,046,336

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,635,945 or 0.6% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,821,325 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
ASAC II LP	10/10/13	$155,030
Delphix Corp. Series D	7/10/15	$2,095,695
Doordash, Inc. Series H	6/17/20	$2,487,887
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A-8	1/20/16	$3,248,839
Roofoods Ltd. Series F	9/12/17	$3,271,942
Snowflake Computing, Inc. Class B	3/19/20	$193,273
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,643,700
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$444,380
Fidelity Securities Lending Cash Central Fund	17,340
Total	$461,720

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,188,856,752	$1,183,643,025	$5,213,727	$--
Consumer Discretionary	874,083,694	829,232,842	38,491,274	6,359,578
Consumer Staples	197,960,488	183,643,179	10,650,041	3,667,268
Energy	29,818,968	29,818,968	--	--
Financials	521,458,266	521,458,266	--	--
Health Care	923,305,501	917,038,676	696,023	5,570,802
Industrials	183,841,188	134,253,082	31,756,836	17,831,270
Information Technology	2,532,677,976	2,521,860,478	5,000,722	5,816,776
Materials	190,933,478	188,686,318	2,246,966	194
Real Estate	57,252,982	54,639,964	--	2,613,018
Utilities	13,324,099	13,324,099	--	--
Money Market Funds	264,339,275	264,339,275	--	--
Total Investments in Securities:	$6,977,852,667	$6,841,938,172	$94,055,589	$41,858,906

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$109,267,546
Net Realized Gain (Loss) on Investment Securities	(7,227,682)
Net Unrealized Gain (Loss) on Investment Securities	(62,463,618)
Cost of Purchases	2,733,676
Proceeds of Sales	(451,016)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$41,858,906
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2020	$(69,509,854)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,479,623) — See accompanying schedule: Unaffiliated issuers (cost $2,818,310,406)	$6,713,513,392
Fidelity Central Funds (cost $264,338,849)	264,339,275
Total Investment in Securities (cost $3,082,649,255)		$6,977,852,667
Receivable for investments sold		8,727,966
Receivable for fund shares sold		796,339
Dividends receivable		1,790,641
Distributions receivable from Fidelity Central Funds		51,377
Total assets		6,989,218,990
Liabilities
Payable to custodian bank	$239,869
Payable for investments purchased	11,852,538
Payable for fund shares redeemed	27,458,639
Other payables and accrued expenses	822,438
Collateral on securities loaned	43,799,170
Total liabilities		84,172,654
Net Assets		$6,905,046,336
Net Assets consist of:
Paid in capital		$2,794,955,679
Total accumulated earnings (loss)		4,110,090,657
Net Assets		$6,905,046,336
Net Asset Value, offering price and redemption price per share ($6,905,046,336 ÷ 358,574,804 shares)		$19.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$20,997,237
Income from Fidelity Central Funds (including $17,340 from security lending)		461,720
Total income		21,458,957
Expenses
Custodian fees and expenses	$89,695
Independent trustees' fees and expenses	20,690
Commitment fees	8,318
Miscellaneous	765
Total expenses before reductions	119,468
Expense reductions	(1,157)
Total expenses after reductions		118,311
Net investment income (loss)		21,340,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,256,766
Fidelity Central Funds	(6,775)
Foreign currency transactions	(36,927)
Total net realized gain (loss)		212,213,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $714,442)	300,660,662
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(48,943)
Total change in net unrealized appreciation (depreciation)		300,611,720
Net gain (loss)		512,824,784
Net increase (decrease) in net assets resulting from operations		$534,165,430

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,340,646	$57,026,639
Net realized gain (loss)	212,213,064	657,285,020
Change in net unrealized appreciation (depreciation)	300,611,720	1,160,100,453
Net increase (decrease) in net assets resulting from operations	534,165,430	1,874,412,112
Distributions to shareholders	(144,305,067)	(609,089,624)
Share transactions
Proceeds from sales of shares	238,473,581	803,412,059
Reinvestment of distributions	144,305,067	609,089,624
Cost of shares redeemed	(767,326,086)	(2,197,322,705)
Net increase (decrease) in net assets resulting from share transactions	(384,547,438)	(784,821,022)
Total increase (decrease) in net assets	5,312,925	480,501,466
Net Assets
Beginning of period	6,899,733,411	6,419,231,945
End of period	$6,905,046,336	$6,899,733,411
Other Information
Shares
Sold	13,251,235	44,110,643
Issued in reinvestment of distributions	7,504,164	34,528,724
Redeemed	(43,370,198)	(120,371,574)
Net increase (decrease)	(22,614,799)	(41,732,207)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.10	$15.18	$17.32	$14.69	$14.89	$14.89
Income from Investment Operations
Net investment income (loss)A	.06	.15	.15	.09	–B	–B
Net realized and unrealized gain (loss)	1.49	4.43	(.42)	4.75	.19	1.04
Total from investment operations	1.55	4.58	(.27)	4.84	.19	1.04
Distributions from net investment income	(.01)	(.15)	(.13)	(.10)	–B	–B
Distributions from net realized gain	(.38)	(1.51)	(1.75)	(2.10)	(.38)	(1.04)
Total distributions	(.39)	(1.66)	(1.87)C	(2.21)D	(.39)E	(1.04)
Net asset value, end of period	$19.26	$18.10	$15.18	$17.32	$14.69	$14.89
Total ReturnF,G	8.58%	30.53%	(1.87)%	32.96%	1.33%	7.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	- %K	- %K	.27%	.83%	.90%
Expenses net of fee waivers, if any	- %J,K	- %K	- %K	.27%	.83%	.90%
Expenses net of all reductions	- %J,K	- %K	- %K	.27%	.82%	.90%
Net investment income (loss)	.65%J	.81%	.80%	.50%	.03%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$6,905,046	$6,899,733	$6,419,232	$6,317,188	$2,240,033	$2,329,415
Portfolio turnover rateL	31%J	27%M	32%N	37%	40%	35%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.87 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $1.746 per share.

 D Total distributions of $2.21 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.103 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.383 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,962,822,211
Gross unrealized depreciation	(79,861,613)
Net unrealized appreciation (depreciation)	$3,882,960,598
Tax cost	$3,094,892,069

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,039,470 in this Subsidiary, representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	998,849,356	1,654,793,567

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Opportunistic Insights Fund	$31,074

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fidelity Series Opportunistic Insights Fund received investments in exchange for shares of the Fidelity Series Opportunistic Insights Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Series Opportunistic Insights Fund in-kind transactions, please refer to the Fidelity Series Opportunistic Insights Fund prior annual shareholder report.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $41,964.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Opportunistic Insights Fund	$8,318

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $4,856. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,157.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %C	$1,000.00	$1,085.80	$-D
Hypothetical-E		$1,000.00	$1,024.86	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through April 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	72,344,109,590.115	94.971
Withheld	3,830,453,053.232	5.029
TOTAL	76,174,562,643.346	100.000
Donald F. Donahue
Affirmative	72,379,829,662.975	95.018
Withheld	3,794,732,980.371	4.982
TOTAL	76,174,562,643.346	100.000
Bettina Doulton
Affirmative	72,672,607,741.197	95.403
Withheld	3,501,954,902.150	4.597
TOTAL	76,174,562,643.346	100.000
Vicki L. Fuller
Affirmative	76,174,562,643.346	95.665
Withheld	3,302,170,904.495	4.335
TOTAL	76,174,562,643.346	100.000
Patricia L. Kampling
Affirmative	72,440,745,750.200	95.098
Withheld	3,733,816,893.146	4.902
TOTAL	76,174,562,643.346	100.000
Alan J. Lacy
Affirmative	71,928,556,631.631	94.426
Withheld	4,246,006,011.716	5.574
TOTAL	76,174,562,643.346	100.000
Ned C. Lautenbach
Affirmative	71,259,860,753.748	93.548
Withheld	4,914,701,889.598	6.452
TOTAL	76,174,562,643.346	100.000
Robert A. Lawrence
Affirmative	72,022,885,128.366	94.550
Withheld	4,151,677,514.980	5.450
TOTAL	76,174,562,643.346	100.000
Joseph Mauriello
Affirmative	71,805,724,118.522	94.265
Withheld	4,368,838,524.824	5.735
TOTAL	76,174,562,643.346	100.000
Cornelia M. Small
Affirmative	72,193,236,701.205	94.773
Withheld	3,981,325,942.141	5.227
TOTAL	76,174,562,643.346	100.000
Garnett A. Smith
Affirmative	71,883,892,217.388	94.367
Withheld	4,290,670,425.958	5.633
TOTAL	76,174,562,643.346	100.000
David M. Thomas
Affirmative	72,052,952,536.197	94.589
Withheld	4,121,610,107.149	5.411
TOTAL	76,174,562,643.346	100.000
Susan Tomasky
Affirmative	72,505,011,517.089	95.183
Withheld	3,669,551,126.257	4.817
TOTAL	76,174,562,643.346	100.000
Michael E. Wiley
Affirmative	72,036,408,999.313	94.568
Withheld	4,138,153,644.034	5.432
TOTAL	76,174,562,643.346	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	5,991,586,522.137	100.00
Against	0.000	0.00
Abstain	0.000	0.00
Broker Non-Vote	0.000	0.00
TOTAL	5,991,586,522.137	100.000
Proposal 1 reflects trust wide proposal and voting results.

O1T-SANN-0820
1.951055.107

Fidelity Flex® Funds

Fidelity Flex® Opportunistic Insights Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Facebook, Inc. Class A	9.0
Amazon.com, Inc.	8.5
Microsoft Corp.	7.0
Salesforce.com, Inc.	5.4
Berkshire Hathaway, Inc. Class A	5.3
Adobe, Inc.	4.7
MasterCard, Inc. Class A	3.0
Netflix, Inc.	2.6
Visa, Inc. Class A	2.2
Alphabet, Inc. Class C	1.9
49.6

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	36.3
Communication Services	17.0
Health Care	13.4
Consumer Discretionary	12.5
Financials	8.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	97.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 8.9%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 17.0%
Entertainment - 3.5%
Activision Blizzard, Inc.	463	$35,142
Electronic Arts, Inc. (a)	264	34,861
NetEase, Inc.	800	13,790
Netflix, Inc. (a)	1,146	521,476
Spotify Technology SA (a)	92	23,753
The Walt Disney Co.	606	67,575
		696,597
Interactive Media & Services - 12.8%
Alphabet, Inc.:
Class A (a)	257	364,439
Class C (a)	271	383,088
Facebook, Inc. Class A (a)	7,982	1,812,469
Pinterest, Inc. Class A (a)	52	1,153
Snap, Inc. Class A (a)	600	14,094
Tencent Holdings Ltd.	200	12,816
		2,588,059
Media - 0.0%
Charter Communications, Inc. Class A (a)	11	5,610
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	300	2,223
T-Mobile U.S., Inc.	1,345	140,082
T-Mobile U.S., Inc. rights 7/28/20 (a)	1,145	192
		142,497

TOTAL COMMUNICATION SERVICES		3,432,763

CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.1%
Tesla, Inc. (a)	14	15,117
Toyota Motor Corp.	34	2,138
		17,255
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	81	85,241
DraftKings, Inc. Class A (a)	200	6,652
Evolution Gaming Group AB (b)	241	14,370
McDonald's Corp.	446	82,274
		188,537
Household Durables - 0.0%
Garmin Ltd.	51	4,973
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd.	1,898	51,215
Alibaba Group Holding Ltd. sponsored ADR (a)	211	45,513
Amazon.com, Inc. (a)	621	1,713,227
Boohoo.Com PLC (a)	3,000	15,315
eBay, Inc.	700	36,715
Farfetch Ltd. Class A (a)	200	3,454
JD.com, Inc.:
Class A	600	17,945
sponsored ADR (a)	33	1,986
Meituan Dianping Class B (a)	1,000	22,179
Pinduoduo, Inc. ADR (a)	258	22,147
		1,929,696
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	162	9,359
Multiline Retail - 0.1%
Dollar General Corp.	121	23,052
Specialty Retail - 0.7%
Burlington Stores, Inc. (a)	14	2,757
The Home Depot, Inc.	504	126,257
TJX Companies, Inc.	240	12,134
		141,148
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	226	59,585
Deckers Outdoor Corp. (a)	77	15,122
lululemon athletica, Inc. (a)	100	31,201
NIKE, Inc. Class B	781	76,577
		182,485

TOTAL CONSUMER DISCRETIONARY		2,496,505

CONSUMER STAPLES - 2.7%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	472	13,405
PepsiCo, Inc.	753	99,592
The Coca-Cola Co.	1,128	50,399
		163,396
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	235	7,369
Costco Wholesale Corp.	582	176,468
Walmart, Inc.	90	10,780
		194,617
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	863	162,831
L'Oreal SA	29	9,360
Shiseido Co. Ltd.	134	8,539
		180,730

TOTAL CONSUMER STAPLES		538,743

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	100	1,735
Hess Corp.	133	6,891
Noble Energy, Inc.	200	1,792
Reliance Industries Ltd.	3,161	71,304
Tamarack Valley Energy Ltd. (a)(c)	3,734	2,448
		84,170
FINANCIALS - 8.8%
Banks - 2.3%
Bank of America Corp.	10,816	256,880
Citigroup, Inc.	799	40,829
JPMorgan Chase & Co.	1,591	149,649
Kotak Mahindra Bank Ltd.	858	15,451
The Toronto-Dominion Bank	100	4,463
		467,272
Capital Markets - 0.8%
BlackRock, Inc. Class A	100	54,409
CME Group, Inc.	230	37,384
Moody's Corp.	155	42,583
MSCI, Inc.	31	10,348
S&P Global, Inc.	27	8,896
		153,620
Consumer Finance - 0.2%
American Express Co.	521	49,599
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class A (a)	4	1,069,200
Insurance - 0.2%
Admiral Group PLC	640	18,232
Progressive Corp.	193	15,461
Selectquote, Inc.	100	2,533
		36,226

TOTAL FINANCIALS		1,775,917

HEALTH CARE - 13.4%
Biotechnology - 3.7%
23andMe, Inc. (a)(d)(e)	35	366
AbbVie, Inc.	788	77,366
Acceleron Pharma, Inc. (a)	200	19,054
Alector, Inc. (a)	32	782
Alnylam Pharmaceuticals, Inc. (a)	100	14,811
Arcus Biosciences, Inc. (a)	200	4,948
Argenx SE ADR (a)	100	22,523
BeiGene Ltd. ADR (a)	36	6,782
bluebird bio, Inc. (a)	38	2,320
CSL Ltd.	6	1,188
Galapagos Genomics NV sponsored ADR (a)	13	2,565
Gilead Sciences, Inc.	618	47,549
Global Blood Therapeutics, Inc. (a)	110	6,944
Idorsia Ltd. (a)	930	29,742
Immunomedics, Inc. (a)	100	3,544
Innovent Biologics, Inc. (a)(b)	2,500	18,547
Mirati Therapeutics, Inc. (a)	12	1,370
Morphosys AG (a)	40	5,054
Passage Bio, Inc. (a)	100	2,733
Regeneron Pharmaceuticals, Inc. (a)	276	172,127
Repare Therapeutics, Inc.	100	3,102
Revolution Medicines, Inc.	50	1,579
Seattle Genetics, Inc. (a)	100	16,992
Turning Point Therapeutics, Inc. (a)	100	6,459
Vertex Pharmaceuticals, Inc. (a)	932	270,569
Zai Lab Ltd. ADR (a)	78	6,406
		745,422
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	426	38,949
Baxter International, Inc.	1,229	105,817
Danaher Corp.	1,189	210,251
DexCom, Inc. (a)	443	179,592
Edwards Lifesciences Corp. (a)	1,103	76,228
Inari Medical, Inc.	20	969
Intuitive Surgical, Inc. (a)	106	60,402
Masimo Corp. (a)	47	10,716
ResMed, Inc.	123	23,616
Sonova Holding AG Class B	87	17,369
Stryker Corp.	119	21,443
		745,352
Health Care Providers & Services - 1.8%
Centene Corp. (a)	180	11,439
Cigna Corp.	186	34,903
Patterson Companies, Inc.	100	2,200
UnitedHealth Group, Inc.	1,037	305,863
		354,405
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	288	67,513
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	106	9,467
Bio-Rad Laboratories, Inc. Class A (a)	57	25,735
Eurofins Scientific SA	15	9,414
Lonza Group AG	4	2,119
Mettler-Toledo International, Inc. (a)	97	78,138
Thermo Fisher Scientific, Inc.	347	125,732
		250,605
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	2,167	114,613
Bristol-Myers Squibb Co.	1,371	80,615
Eli Lilly & Co.	837	137,419
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,068	14,448
Johnson & Johnson	100	14,063
Merck & Co., Inc.	1,016	78,567
Royalty Pharma PLC	400	19,420
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	687	8,471
Zoetis, Inc. Class A	440	60,298
		527,914

TOTAL HEALTH CARE		2,691,211

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.7%
Harris Corp.	307	52,089
Lockheed Martin Corp.	63	22,990
Northrop Grumman Corp.	192	59,028
		134,107
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	291	18,604
The AZEK Co., Inc.	105	3,345
Toto Ltd.	522	20,070
		42,019
Commercial Services & Supplies - 0.2%
Cintas Corp.	156	41,552
Clean TeQ Holdings Ltd. (a)	8,100	783
		42,335
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	500	51,201
Industrial Conglomerates - 0.1%
General Electric Co.	1,779	12,151
Machinery - 0.1%
Fortive Corp.	323	21,854
Professional Services - 0.7%
Clarivate Analytics PLC (a)	1,987	44,370
CoStar Group, Inc. (a)	51	36,244
Experian PLC	598	20,989
FTI Consulting, Inc. (a)	279	31,959
		133,562
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	30	7,631
Trading Companies& Distributors - 0.0%
Fastenal Co.	100	4,284

TOTAL INDUSTRIALS		449,144

INFORMATION TECHNOLOGY - 36.3%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	2,575	246,711
CDW Corp.	96	11,153
Keysight Technologies, Inc. (a)	158	15,923
Zebra Technologies Corp. Class A (a)	14	3,583
		277,370
IT Services - 9.9%
Accenture PLC Class A	509	109,292
Adyen BV (a)(b)	49	71,319
Edenred SA	102	4,461
EPAM Systems, Inc. (a)	73	18,397
Global Payments, Inc.	363	61,572
MasterCard, Inc. Class A	2,013	595,244
MongoDB, Inc. Class A (a)	377	85,330
Okta, Inc. (a)	648	129,749
PayPal Holdings, Inc. (a)	1,484	258,557
Repay Holdings Corp. (a)	127	3,128
Shopify, Inc. Class A (a)	208	197,608
Twilio, Inc. Class A (a)	104	22,820
Visa, Inc. Class A	2,247	434,053
		1,991,530
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	1,637	86,123
ASML Holding NV	54	19,874
Enphase Energy, Inc. (a)	592	28,161
Intel Corp.	600	35,898
Lam Research Corp.	172	55,635
Lattice Semiconductor Corp. (a)	200	5,678
Marvell Technology Group Ltd.	100	3,506
NVIDIA Corp.	843	320,264
NXP Semiconductors NV	280	31,931
Qualcomm, Inc.	1,863	169,924
SolarEdge Technologies, Inc. (a)	159	22,066
Synaptics, Inc. (a)	450	27,054
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19	1,079
Texas Instruments, Inc.	48	6,095
		813,288
Software - 20.4%
Adobe, Inc. (a)	2,161	940,705
Agora, Inc. ADR (a)	200	8,834
Alteryx, Inc. Class A (a)	4	657
Atlassian Corp. PLC (a)	643	115,914
Ceridian HCM Holding, Inc. (a)	48	3,805
Citrix Systems, Inc.	100	14,791
Cloudflare, Inc. (a)	100	3,595
Coupa Software, Inc. (a)	353	97,795
Datadog, Inc. Class A (a)	212	18,433
Digital Turbine, Inc. (a)	200	2,514
DocuSign, Inc. (a)	56	9,644
Dropbox, Inc. Class A (a)	1,064	23,163
Dynatrace, Inc.	678	27,527
Everbridge, Inc. (a)	95	13,144
Fortinet, Inc. (a)	189	25,944
Intuit, Inc.	378	111,960
Microsoft Corp.	6,900	1,404,219
Netcompany Group A/S (a)(b)	98	6,427
Pagerduty, Inc. (a)	100	2,862
Paycom Software, Inc. (a)	108	33,451
RingCentral, Inc. (a)	220	62,702
Salesforce.com, Inc. (a)	5,754	1,077,897
ServiceNow, Inc. (a)	112	45,367
Slack Technologies, Inc. Class A (a)	900	27,981
Snowflake Computing, Inc. Class B (d)(e)	47	1,822
SurveyMonkey (a)	316	7,439
Tanium, Inc. Class B (a)(d)(e)	100	1,140
Xero Ltd. (a)	42	2,612
Zoom Video Communications, Inc. Class A (a)	50	12,677
		4,105,021
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	339	123,667
Samsung Electronics Co. Ltd.	210	9,320
		132,987

TOTAL INFORMATION TECHNOLOGY		7,320,196

MATERIALS - 3.1%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	83	20,041
Sherwin-Williams Co.	244	140,995
		161,036
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	100	3,239
Metals & Mining - 2.3%
B2Gold Corp.	4,102	23,326
Barrick Gold Corp.	400	10,776
Barrick Gold Corp. (Canada)	4,709	126,709
Franco-Nevada Corp.	1,356	189,426
Ivanhoe Mines Ltd. (a)	9,977	28,294
Kirkland Lake Gold Ltd.	300	12,353
Lundin Gold, Inc. (a)	411	3,857
Newcrest Mining Ltd.	291	6,453
Newmont Corp.	600	37,044
Northern Star Resources Ltd.	300	2,766
Novagold Resources, Inc. (a)	2,336	21,423
		462,427

TOTAL MATERIALS		626,702

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	485	125,392
Equity Commonwealth	165	5,313
Equity Residential (SBI)	326	19,175
Prologis, Inc.	55	5,133
		155,013
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	74	17,773
PG&E Corp. (a)	3,000	26,610
		44,383
TOTAL COMMON STOCKS
(Cost $12,316,908)		19,614,747

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. Series H (d)(e)	33	7,575
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	8	3,170
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	144	1,505
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,403)		12,250

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.12% (f)	527,678	527,783
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	1,400	1,400
TOTAL MONEY MARKET FUNDS
(Cost $529,183)		529,183
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,858,494)		20,156,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$20,156,183

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,111 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,577 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Doordash, Inc. Series H	6/17/20	$7,575
Roofoods Ltd. Series F	9/12/17	$2,829
Snowflake Computing, Inc. Class B	3/19/20	$1,823
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,867
Fidelity Securities Lending Cash Central Fund	6
Total	$1,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,432,763	$3,419,947	$12,816	$--
Consumer Discretionary	2,504,080	2,383,567	112,938	7,575
Consumer Staples	541,913	520,844	17,899	3,170
Energy	84,170	84,170	--	--
Financials	1,775,917	1,775,917	--	--
Health Care	2,692,716	2,688,726	2,119	1,871
Industrials	449,144	356,884	92,260	--
Information Technology	7,320,196	7,307,914	9,320	2,962
Materials	626,702	620,249	6,453	--
Real Estate	155,013	155,013	--	--
Utilities	44,383	44,383	--	--
Money Market Funds	529,183	529,183	--	--
Total Investments in Securities:	$20,156,180	$19,886,797	$253,805	$15,578

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,306) — See accompanying schedule: Unaffiliated issuers (cost $12,329,311)	$19,626,997
Fidelity Central Funds (cost $529,183)	529,183
Total Investment in Securities (cost $12,858,494)		$20,156,180
Cash		6,445
Foreign currency held at value (cost $9,721)		10,045
Receivable for investments sold		7,630
Receivable for fund shares sold		3,645
Dividends receivable		5,130
Distributions receivable from Fidelity Central Funds		47
Other receivables		219
Total assets		20,189,341
Liabilities
Payable for investments purchased	$28,500
Payable for fund shares redeemed	225
Other payables and accrued expenses	3,033
Collateral on securities loaned	1,400
Total liabilities		33,158
Net Assets		$20,156,183
Net Assets consist of:
Paid in capital		$12,612,117
Total accumulated earnings (loss)		7,544,066
Net Assets		$20,156,183
Net Asset Value, offering price and redemption price per share ($20,156,183 ÷ 1,200,017 shares)		$16.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$73,164
Income from Fidelity Central Funds (including $6 from security lending)		1,873
Total income		75,037
Expenses
Independent trustees' fees and expenses	$77
Miscellaneous	1,129
Total expenses before reductions	1,206
Expense reductions	(16)
Total expenses after reductions		1,190
Net investment income (loss)		73,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $595)	518,281
Fidelity Central Funds	30
Foreign currency transactions	(709)
Total net realized gain (loss)		517,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,677)	824,589
Assets and liabilities in foreign currencies	(312)
Total change in net unrealized appreciation (depreciation)		824,277
Net gain (loss)		1,341,879
Net increase (decrease) in net assets resulting from operations		$1,415,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,847	$182,206
Net realized gain (loss)	517,602	(44,470)
Change in net unrealized appreciation (depreciation)	824,277	5,247,518
Net increase (decrease) in net assets resulting from operations	1,415,726	5,385,254
Distributions to shareholders	(8,889)	(314,958)
Share transactions
Proceeds from sales of shares	4,100,356	19,745,275
Reinvestment of distributions	8,889	314,958
Cost of shares redeemed	(13,615,434)	(13,598,178)
Net increase (decrease) in net assets resulting from share transactions	(9,506,189)	6,462,055
Total increase (decrease) in net assets	(8,099,352)	11,532,351
Net Assets
Beginning of period	28,255,535	16,723,184
End of period	$20,156,183	$28,255,535
Other Information
Shares
Sold	274,994	1,382,903
Issued in reinvestment of distributions	536	20,667
Redeemed	(926,529)	(967,508)
Net increase (decrease)	(650,999)	436,062

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.26	$11.82	$12.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.11	.07
Net realized and unrealized gain (loss)	1.50	3.49	(.33)	2.17
Total from investment operations	1.55	3.61	(.22)	2.24
Distributions from net investment income	(.01)	(.10)	(.15)	(.04)
Distributions from net realized gain	–	(.07)	–	(.01)
Total distributions	(.01)	(.17)	(.15)	(.05)
Net asset value, end of period	$16.80	$15.26	$11.82	$12.19
Total ReturnC,D	10.12%	30.56%	(1.85)%	22.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G,H	- %I	- %I	- %G,I
Expenses net of fee waivers, if any	.01%G,H	- %I	- %I	- %G,I
Expenses net of all reductions	.01%G,H	- %I	- %I	- %G,I
Net investment income (loss)	.64%G,H	.82%	.81%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,156	$28,256	$16,723	$14,501
Portfolio turnover rateJ	21%G	67%	93%	28%G

 A For the period March 8, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,473,572
Gross unrealized depreciation	(187,684)
Net unrealized appreciation (depreciation)	$7,285,888
Tax cost	$12,870,292

The Fund elected to defer to its next fiscal year approximately $237,764 of capital losses recognized during the period November 1, 2019 to December 31, 2019.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Opportunistic Insights Fund	2,360,336	12,087,764

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Opportunistic Insights Fund	$177

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Opportunistic Insights Fund	$34

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrower, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 43% of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.01%	$1,000.00	$1,101.20	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	72,344,109,590.115	94.971
Withheld	3,830,453,053.232	5.029
TOTAL	76,174,562,643.346	100.000
Donald F. Donahue
Affirmative	72,379,829,662.975	95.018
Withheld	3,794,732,980.371	4.982
TOTAL	76,174,562,643.346	100.000
Bettina Doulton
Affirmative	72,672,607,741.197	95.403
Withheld	3,501,954,902.150	4.597
TOTAL	76,174,562,643.346	100.000
Vicki L. Fuller
Affirmative	76,174,562,643.346	95.665
Withheld	3,302,170,904.495	4.335
TOTAL	76,174,562,643.346	100.000
Patricia L. Kampling
Affirmative	72,440,745,750.200	95.098
Withheld	3,733,816,893.146	4.902
TOTAL	76,174,562,643.346	100.000
Alan J. Lacy
Affirmative	71,928,556,631.631	94.426
Withheld	4,246,006,011.716	5.574
TOTAL	76,174,562,643.346	100.000
Ned C. Lautenbach
Affirmative	71,259,860,753.748	93.548
Withheld	4,914,701,889.598	6.452
TOTAL	76,174,562,643.346	100.000
Robert A. Lawrence
Affirmative	72,022,885,128.366	94.550
Withheld	4,151,677,514.980	5.450
TOTAL	76,174,562,643.346	100.000
Joseph Mauriello
Affirmative	71,805,724,118.522	94.265
Withheld	4,368,838,524.824	5.735
TOTAL	76,174,562,643.346	100.000
Cornelia M. Small
Affirmative	72,193,236,701.205	94.773
Withheld	3,981,325,942.141	5.227
TOTAL	76,174,562,643.346	100.000
Garnett A. Smith
Affirmative	71,883,892,217.388	94.367
Withheld	4,290,670,425.958	5.633
TOTAL	76,174,562,643.346	100.000
David M. Thomas
Affirmative	72,052,952,536.197	94.589
Withheld	4,121,610,107.149	5.411
TOTAL	76,174,562,643.346	100.000
Susan Tomasky
Affirmative	72,505,011,517.089	95.183
Withheld	3,669,551,126.257	4.817
TOTAL	76,174,562,643.346	100.000
Michael E. Wiley
Affirmative	72,036,408,999.313	94.568
Withheld	4,138,153,644.034	5.432
TOTAL	76,174,562,643.346	100.000
Proposal 1 reflects trust wide proposal and voting results.

ZPI-SANN-0820
1.9881594.103

Fidelity® Contrafund® K6

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Amazon.com, Inc.	9.2
Facebook, Inc. Class A	8.0
Microsoft Corp.	6.4
Berkshire Hathaway, Inc. Class A	4.2
Salesforce.com, Inc.	3.8
Adobe, Inc.	3.5
Visa, Inc. Class A	3.4
UnitedHealth Group, Inc.	3.0
Netflix, Inc.	2.9
Apple, Inc.	2.8
47.2

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	34.6
Communication Services	18.1
Health Care	15.0
Consumer Discretionary	13.3
Financials	7.1

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	96.5%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 8.0%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 18.1%
Entertainment - 4.6%
Activision Blizzard, Inc.	1,500,688	$113,902,219
Electronic Arts, Inc. (a)	191,508	25,288,631
NetEase, Inc.	498,400	8,591,219
Netflix, Inc. (a)	884,970	402,696,749
Nintendo Co. Ltd.	2,800	1,251,793
Sea Ltd. ADR (a)	52,358	5,614,872
Spotify Technology SA (a)	71,247	18,395,263
Take-Two Interactive Software, Inc. (a)	65,495	9,141,137
The Walt Disney Co.	345,566	38,534,065
		623,415,948
Interactive Media & Services - 12.8%
Alphabet, Inc.:
Class A (a)	236,831	335,838,200
Class C (a)	216,115	305,502,325
Facebook, Inc. Class A (a)	4,843,406	1,099,792,200
Match Group, Inc. (a)(b)	14,961	1,601,575
Pinterest, Inc. Class A (a)(b)	100,931	2,237,640
Snap, Inc. Class A (a)(b)	428,000	10,053,720
Tencent Holdings Ltd.	135,900	8,708,188
Zoominfo Technologies, Inc. (b)	29,400	1,500,282
		1,765,234,130
Media - 0.1%
Charter Communications, Inc. Class A (a)	26,094	13,308,984
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd. (a)	171,200	1,268,731
T-Mobile U.S., Inc.	786,085	81,870,753
T-Mobile U.S., Inc. rights 7/28/20 (a)	654,685	109,987
		83,249,471

TOTAL COMMUNICATION SERVICES		2,485,208,533

CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.1%
Tesla, Inc. (a)	11,096	11,981,572
Toyota Motor Corp.	11,800	742,032
		12,723,604
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)(b)	42,407	2,852,295
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	42,301	44,515,880
Domino's Pizza, Inc.	21,171	7,821,414
DraftKings, Inc. Class A (a)(b)	160,100	5,324,926
Evolution Gaming Group AB (c)	127,339	7,592,620
McDonald's Corp.	116,390	21,470,463
		86,725,303
Household Durables - 0.1%
Garmin Ltd.	66,668	6,500,130
Mohawk Industries, Inc. (a)	12,395	1,261,315
		7,761,445
Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd.	1,256,400	33,902,449
Alibaba Group Holding Ltd. sponsored ADR (a)	195,134	42,090,404
Amazon.com, Inc. (a)	458,820	1,265,801,795
Boohoo.Com PLC (a)	1,925,613	9,830,431
Coupang unit (d)(e)	281,219	2,109,143
Delivery Hero AG (a)(c)	315	32,191
eBay, Inc.	713,609	37,428,792
Farfetch Ltd. Class A (a)	99,376	1,716,224
JD.com, Inc.:
Class A	378,700	11,326,064
sponsored ADR (a)	32,864	1,977,756
Meituan Dianping Class B (a)	545,900	12,107,633
MercadoLibre, Inc. (a)	3,285	3,238,254
Pinduoduo, Inc. ADR (a)	168,864	14,495,286
		1,436,056,422
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	102,357	5,913,164
Multiline Retail - 0.2%
Dollar General Corp.	121,466	23,140,488
Specialty Retail - 0.9%
Burlington Stores, Inc. (a)	8,375	1,649,289
The Home Depot, Inc.	317,992	79,660,176
TJX Companies, Inc.	710,512	35,923,487
		117,232,952
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	87,087	22,960,647
Allbirds, Inc. (a)(d)(e)	33,995	350,488
Deckers Outdoor Corp. (a)	46,224	9,077,931
lululemon athletica, Inc. (a)	35,565	11,096,636
NIKE, Inc. Class B	733,888	71,957,718
On Holding AG (d)(e)	282	3,590,962
		119,034,382

TOTAL CONSUMER DISCRETIONARY		1,811,440,055

CONSUMER STAPLES - 2.8%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	24,007	4,200,025
Keurig Dr. Pepper, Inc. (b)	296,039	8,407,508
Monster Beverage Corp. (a)	19,058	1,321,101
PepsiCo, Inc.	475,791	62,928,118
The Coca-Cola Co.	846,437	37,818,805
		114,675,557
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	139,980	4,389,326
Costco Wholesale Corp.	354,841	107,591,340
Walmart, Inc.	138,899	16,637,322
		128,617,988
Food Products - 0.0%
Freshpet, Inc. (a)	29,232	2,445,549
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	677,002	127,736,737
L'Oreal SA	18,541	5,984,048
L'Oreal SA	15,033	4,851,852
Shiseido Co. Ltd.	35,400	2,255,710
		140,828,347

TOTAL CONSUMER STAPLES		386,567,441

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	83,276	1,444,571
EOG Resources, Inc.	25,900	1,312,094
Hess Corp.	126,367	6,547,074
Noble Energy, Inc.	131,400	1,177,344
Pioneer Natural Resources Co.	13,600	1,328,720
Reliance Industries Ltd.	1,922,982	43,377,505
		55,187,308
FINANCIALS - 7.1%
Banks - 1.6%
Bank of America Corp.	3,530,548	83,850,515
Citigroup, Inc.	802,437	41,004,531
JPMorgan Chase & Co.	895,869	84,265,438
Kotak Mahindra Bank Ltd.	369,472	6,653,626
The Toronto-Dominion Bank	22,835	1,019,131
		216,793,241
Capital Markets - 0.9%
BlackRock, Inc. Class A	90,791	49,398,475
CME Group, Inc.	107,918	17,540,992
MarketAxess Holdings, Inc.	4,258	2,132,917
Moody's Corp.	112,751	30,976,082
MSCI, Inc.	42,870	14,310,863
S&P Global, Inc.	27,463	9,048,509
Tradeweb Markets, Inc. Class A	17,876	1,039,311
		124,447,149
Consumer Finance - 0.2%
American Express Co.	296,870	28,262,024
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class A (a)	2,190	585,387,000
Insurance - 0.2%
Admiral Group PLC	384,163	10,943,616
Chubb Ltd.	15,821	2,003,255
Intact Financial Corp.	8,409	800,329
Progressive Corp.	123,035	9,856,334
Selectquote, Inc. (b)	71,213	1,803,825
		25,407,359

TOTAL FINANCIALS		980,296,773

HEALTH CARE - 15.0%
Biotechnology - 4.2%
23andMe, Inc. (a)(d)(e)	6,779	70,841
AbbVie, Inc.	614,202	60,302,352
Acceleron Pharma, Inc. (a)	41,567	3,960,088
Alector, Inc. (a)	33,179	810,895
Alexion Pharmaceuticals, Inc. (a)	35,367	3,969,592
Alnylam Pharmaceuticals, Inc. (a)	41,600	6,161,376
Arcus Biosciences, Inc. (a)	124,382	3,077,211
Argenx SE ADR (a)	23,014	5,183,443
BeiGene Ltd. ADR (a)	44,961	8,470,652
Biohaven Pharmaceutical Holding Co. Ltd. (a)	19,300	1,411,023
bluebird bio, Inc. (a)(b)	43,565	2,659,208
CSL Ltd.	12,305	2,437,112
Galapagos Genomics NV sponsored ADR (a)	8,416	1,660,393
Generation Bio Co.	27,175	513,608
Genmab A/S (a)	9,410	3,149,672
Gilead Sciences, Inc.	368,750	28,371,625
Global Blood Therapeutics, Inc. (a)	71,061	4,486,081
Idorsia Ltd. (a)	321,077	10,268,229
Immunomedics, Inc. (a)	41,800	1,481,392
Innovent Biologics, Inc. (a)(c)	1,919,000	14,236,823
Mirati Therapeutics, Inc. (a)	14,644	1,671,905
Morphosys AG (a)	21,753	2,748,221
Neurocrine Biosciences, Inc. (a)	22,706	2,770,132
Passage Bio, Inc. (a)	16,899	461,850
Regeneron Pharmaceuticals, Inc. (a)	264,180	164,755,857
Repare Therapeutics, Inc.	24,200	750,684
Revolution Medicines, Inc.	35,343	1,115,779
Sarepta Therapeutics, Inc. (a)	51,300	8,225,442
Seattle Genetics, Inc. (a)	64,309	10,927,385
Turning Point Therapeutics, Inc. (a)	54,429	3,515,569
Vertex Pharmaceuticals, Inc. (a)	732,299	212,593,723
Zai Lab Ltd. ADR (a)	50,465	4,144,690
		576,362,853
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	411,782	37,649,228
Baxter International, Inc.	690,450	59,447,745
Danaher Corp.	630,046	111,411,034
DexCom, Inc. (a)	265,204	107,513,702
Edwards Lifesciences Corp. (a)	628,786	43,455,400
Inari Medical, Inc.	19,468	943,030
Intuitive Surgical, Inc. (a)	81,236	46,290,710
Masimo Corp. (a)	34,306	7,821,425
Quidel Corp. (a)	8,654	1,936,246
ResMed, Inc.	56,468	10,841,856
Sonova Holding AG Class B	11,343	2,264,529
Stryker Corp.	10,934	1,970,197
		431,545,102
Health Care Providers & Services - 3.4%
Centene Corp. (a)	111,359	7,076,864
Cigna Corp.	123,572	23,188,286
Henry Schein, Inc. (a)	21,107	1,232,438
Humana, Inc.	57,838	22,426,685
Patterson Companies, Inc.	29,438	647,636
UnitedHealth Group, Inc.	1,403,531	413,971,468
		468,543,377
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	116,389	27,283,909
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	24,654	2,201,849
Bio-Rad Laboratories, Inc. Class A (a)	34,751	15,689,729
Charles River Laboratories International, Inc. (a)	7,400	1,290,190
Eurofins Scientific SA	9,399	5,898,691
Lonza Group AG	2,601	1,377,744
Mettler-Toledo International, Inc. (a)	80,490	64,838,720
Thermo Fisher Scientific, Inc.	230,032	83,349,795
		174,646,718
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	1,685,373	89,139,378
Bristol-Myers Squibb Co.	963,281	56,640,923
Eli Lilly & Co.	710,727	116,687,159
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,759,000	8,283,788
Horizon Therapeutics PLC(a)	106,443	5,916,102
Johnson & Johnson	62,683	8,815,110
Merck & Co., Inc.	598,025	46,245,273
MyoKardia, Inc. (a)	22,351	2,159,554
Roche Holding AG (participation certificate)	16,742	5,800,258
Royalty Pharma PLC	229,600	11,147,080
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	526,963	6,497,454
UCB SA	11,900	1,378,411
Zoetis, Inc. Class A	239,715	32,850,544
		391,561,034

TOTAL HEALTH CARE		2,069,942,993

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Harris Corp.	159,044	26,984,995
Lockheed Martin Corp.	65,262	23,815,409
Northrop Grumman Corp.	116,178	35,717,764
		86,518,168
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	61,700	6,859,806
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	22,347	1,482,500
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	216,291	13,827,484
The AZEK Co., Inc.	91,100	2,902,446
Toto Ltd.	295,700	11,369,201
		28,099,131
Commercial Services & Supplies - 0.2%
Cintas Corp.	76,412	20,353,100
Clean TeQ Holdings Ltd. (a)(b)	3,479,039	336,124
TulCo LLC (a)(d)(e)(f)	1,552	830,475
		21,519,699
Electrical Equipment - 0.3%
Vestas Wind Systems A/S	345,966	35,427,890
Industrial Conglomerates - 0.1%
General Electric Co.	1,230,436	8,403,878
Machinery - 0.2%
Fortive Corp.	328,445	22,222,589
Otis Worldwide Corp.	24,177	1,374,704
		23,597,293
Professional Services - 0.5%
Clarivate Analytics PLC (a)	1,090,560	24,352,205
CoStar Group, Inc. (a)	25,810	18,342,393
Experian PLC	367,226	12,889,212
FTI Consulting, Inc. (a)	151,593	17,364,978
		72,948,788
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	39,416	10,025,879
Union Pacific Corp.	91,220	15,422,565
		25,448,444
Trading Companies & Distributors - 0.0%
Fastenal Co.	31,365	1,343,677

TOTAL INDUSTRIALS		311,649,274

INFORMATION TECHNOLOGY - 34.6%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,536,389	147,201,430
CDW Corp.	30,929	3,593,331
IPG Photonics Corp. (a)	30,153	4,836,240
Keysight Technologies, Inc. (a)	74,523	7,510,428
Samsung SDI Co. Ltd.	8,900	2,728,128
Zebra Technologies Corp. Class A (a)	99,531	25,474,959
		191,344,516
IT Services - 9.7%
Accenture PLC Class A	330,529	70,971,187
Adyen BV (a)(c)	29,353	42,723,123
EPAM Systems, Inc. (a)	21,152	5,330,516
Global Payments, Inc.	125,126	21,223,872
Jack Henry & Associates, Inc.	7,693	1,415,743
MasterCard, Inc. Class A	926,375	273,929,088
MongoDB, Inc. Class A (a)(b)	230,607	52,195,588
Okta, Inc. (a)	426,405	85,379,073
PayPal Holdings, Inc. (a)	1,287,207	224,270,076
Repay Holdings Corp. (a)	144,464	3,558,148
Shopify, Inc. Class A (a)	72,022	68,423,553
Square, Inc. (a)	86,938	9,123,274
Twilio, Inc. Class A (a)	80,459	17,654,314
Visa, Inc. Class A	2,403,453	464,275,016
		1,340,472,571
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	862,102	45,355,186
Analog Devices, Inc.	71,255	8,738,713
ASML Holding NV	47,487	17,476,641
Broadcom, Inc.	4,000	1,262,440
Enphase Energy, Inc. (a)(b)	461,992	21,976,959
Inphi Corp. (a)	20,553	2,414,978
Intel Corp.	490,786	29,363,726
KLA-Tencor Corp.	13,975	2,717,858
Lam Research Corp.	163,600	52,918,056
Lattice Semiconductor Corp. (a)	98,500	2,796,415
Marvell Technology Group Ltd.	38,500	1,349,810
Monolithic Power Systems, Inc.	6,200	1,469,400
NVIDIA Corp.	468,368	177,937,687
NXP Semiconductors NV	166,050	18,936,342
Qorvo, Inc. (a)	39,312	4,345,155
Qualcomm, Inc.	1,257,157	114,665,290
SiTime Corp.	13,000	616,330
Skyworks Solutions, Inc.	45,856	5,863,148
SolarEdge Technologies, Inc. (a)	125,036	17,352,496
Synaptics, Inc. (a)	235,101	14,134,272
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	98,074	5,567,661
Texas Instruments, Inc.	68,041	8,639,166
		555,897,729
Software - 16.6%
Adobe, Inc. (a)	1,105,290	481,143,790
Agora, Inc. ADR (a)	20,000	883,400
Atlassian Corp. PLC (a)	314,943	56,774,775
Cadence Design Systems, Inc. (a)	74,897	7,187,116
Ceridian HCM Holding, Inc. (a)	53,200	4,217,164
Citrix Systems, Inc.	79,280	11,726,305
Cloudflare, Inc. (a)	119,991	4,313,676
Coupa Software, Inc. (a)(b)	200,225	55,470,334
Crowdstrike Holdings, Inc.	17,678	1,772,927
Datadog, Inc. Class A (a)(b)	148,262	12,891,381
DocuSign, Inc. (a)	11,464	1,974,215
Dropbox, Inc. Class A (a)	608,321	13,243,148
Dynatrace, Inc.	454,401	18,448,681
Everbridge, Inc. (a)	59,138	8,182,334
Fortinet, Inc. (a)	139,914	19,205,995
Intuit, Inc.	160,521	47,544,715
Microsoft Corp.	4,323,957	879,968,489
Netcompany Group A/S (a)(c)	43,581	2,858,309
Pagerduty, Inc. (a)	35,857	1,026,227
Palo Alto Networks, Inc. (a)	10,860	2,494,216
Paycom Software, Inc. (a)	37,332	11,562,840
RingCentral, Inc. (a)	92,543	26,375,680
Salesforce.com, Inc. (a)	2,797,906	524,131,731
ServiceNow, Inc. (a)	81,300	32,931,378
Slack Technologies, Inc. Class A (a)(b)	624,139	19,404,482
Snowflake Computing, Inc. Class B (d)(e)	8,969	347,728
Workday, Inc. Class A (a)	145,713	27,300,788
Xero Ltd. (a)	47,957	2,982,202
Zoom Video Communications, Inc. Class A (a)(b)	28,004	7,100,134
Zscaler, Inc. (a)(b)	24,192	2,649,024
		2,286,113,184
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,053,843	384,441,926
Samsung Electronics Co. Ltd.	154,000	6,834,374
		391,276,300

TOTAL INFORMATION TECHNOLOGY		4,765,104,300

MATERIALS - 2.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	44,566	10,760,906
Growmax Resources Corp. (a)(c)(e)	223,000	9,034
Sherwin-Williams Co.	111,918	64,671,816
		75,441,756
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	14,355	464,958
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (Canada)	19,543	1,251,380
B2Gold Corp.	3,727,970	21,199,122
Barrick Gold Corp.	255,299	6,877,755
Barrick Gold Corp. (Canada)	2,890,195	77,768,727
Franco-Nevada Corp.	498,186	69,594,118
Ivanhoe Mines Ltd. (a)	3,580,924	10,155,095
Ivanhoe Mines Ltd. (a)(c)	952,685	2,701,707
Kirkland Lake Gold Ltd.	65,508	2,697,331
Lundin Gold, Inc. (a)	235,960	2,214,298
Newmont Corp.	445,715	27,518,444
Northern Star Resources Ltd.	145,956	1,345,676
Novagold Resources, Inc. (a)	806,068	7,392,123
		230,715,776

TOTAL MATERIALS		306,622,490

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	16,805	2,726,611
American Tower Corp.	276,135	71,391,943
Equity Commonwealth	152,631	4,914,718
Equity Residential (SBI)	223,213	13,129,389
Prologis, Inc.	69,605	6,496,235
		98,658,896
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	11,199	2,689,664
PG&E Corp. (a)	2,019,700	17,914,739
		20,604,403
TOTAL COMMON STOCKS
(Cost $9,880,664,986)		13,291,282,466

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
ZenPayroll, Inc. Series D (d)(e)	184,203	2,411,217
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. Series H (d)(e)	21,106	4,844,481
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	13,415	138,309
Series B (a)(d)(e)	2,355	24,280
Series C (a)(d)(e)	22,525	232,233
Series Seed (a)(d)(e)	7,210	74,335
Aurora Innovation, Inc. Series B (a)(d)(e)	119,040	1,099,965
		1,569,122
TOTAL CONSUMER DISCRETIONARY		8,824,820
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	484,266
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	278,482
Nuvation Bio, Inc. Series A (d)(e)(g)	2,568,600	2,414,484
		2,692,966
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (a)(d)(e)	117,590	1,175,900
TOTAL HEALTH CARE		3,868,866
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Affirm, Inc. Series F (a)(d)(e)	141,842	2,402,803
Carbon, Inc.:
Series D (a)(d)(e)	9,678	257,241
Series E (a)(d)(e)	7,351	197,874
		2,857,918
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (d)(e)	1,052,269	10,112,305

TOTAL CONVERTIBLE PREFERRED STOCKS		26,148,175

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (a)(e)	3,143	1,245,539
TOTAL PREFERRED STOCKS
(Cost $21,798,091)		27,393,714
	Principal Amount	Value

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Affirm, Inc. 1% 4/30/21 (Cost $774,200)(d)(e)	774,200	774,200
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.12% (h)	452,188,051	452,278,489
Fidelity Securities Lending Cash Central Fund 0.12% (h)(i)	83,834,502	83,842,886
TOTAL MONEY MARKET FUNDS
(Cost $536,120,382)		536,121,375
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,439,357,659)		13,855,571,755
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(87,590,344)
NET ASSETS - 100%		$13,767,981,411

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,437,595 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,222,012 or 0.2% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Affirm, Inc. Series F	3/22/19	$1,869,917
Affirm, Inc. 1% 4/30/21	4/29/20	$774,200
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allbirds, Inc. Series Seed	10/9/18	$79,073
Allovir, Inc. Series B	5/8/19	$958,359
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$205,787
Coupang unit	6/12/20	$2,109,143
Doordash, Inc. Series H	6/17/20	$4,844,481
High Power Exploration, Inc. Series A	11/15/19	$5,545,458
Nuvation Bio, Inc. Series A	6/17/19	$1,981,366
On Holding AG	2/6/20	$2,569,790
Roofoods Ltd. Series F	9/12/17	$432,063
Snowflake Computing, Inc. Class B	3/19/20	$347,877
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D	7/16/19	$2,452,184

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$687,102
Fidelity Securities Lending Cash Central Fund	109,547
Total	$796,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,485,208,533	$2,475,248,552	$9,959,981	$--
Consumer Discretionary	1,820,264,875	1,747,784,334	57,605,128	14,875,413
Consumer Staples	388,297,246	373,475,831	13,091,610	1,729,805
Energy	55,187,308	55,187,308	--	--
Financials	980,296,773	980,296,773	--	--
Health Care	2,073,811,859	2,062,180,542	7,691,610	3,939,707
Industrials	311,649,274	251,132,496	59,686,303	830,475
Information Technology	4,767,962,218	4,755,194,070	9,562,502	3,205,646
Materials	316,734,795	306,613,456	--	10,121,339
Real Estate	98,658,896	98,658,896	--	--
Utilities	20,604,403	20,604,403	--	--
Corporate Bonds	774,200	--	--	774,200
Money Market Funds	536,121,375	536,121,375	--	--
Total Investments in Securities:	$13,855,571,755	$13,662,498,036	$157,597,134	$35,476,585

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,144,723) — See accompanying schedule: Unaffiliated issuers (cost $9,903,237,277)	$13,319,450,380
Fidelity Central Funds (cost $536,120,382)	536,121,375
Total Investment in Securities (cost $10,439,357,659)		$13,855,571,755
Foreign currency held at value (cost $62,456)		65,355
Receivable for investments sold		17,653,810
Receivable for fund shares sold		19,170,138
Dividends receivable		3,418,240
Interest receivable		1,333
Distributions receivable from Fidelity Central Funds		101,057
Other receivables		192,688
Total assets		13,896,174,376
Liabilities
Payable to custodian bank	$965,925
Payable for investments purchased
Regular delivery	23,514,007
Delayed delivery	990,683
Payable for fund shares redeemed	13,137,763
Accrued management fee	5,049,976
Other payables and accrued expenses	691,376
Collateral on securities loaned	83,843,235
Total liabilities		128,192,965
Net Assets		$13,767,981,411
Net Assets consist of:
Paid in capital		$11,002,744,448
Total accumulated earnings (loss)		2,765,236,963
Net Assets		$13,767,981,411
Net Asset Value, offering price and redemption price per share ($13,767,981,411 ÷ 875,885,183 shares)		$15.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$41,168,502
Interest		1,333
Income from Fidelity Central Funds (including $109,547 from security lending)		796,649
Total income		41,966,484
Expenses
Management fee	$27,037,145
Independent trustees' fees and expenses	36,379
Miscellaneous	55,270
Total expenses before reductions	27,128,794
Expense reductions	(243,512)
Total expenses after reductions		26,885,282
Net investment income (loss)		15,081,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $144,390)	(314,553,825)
Fidelity Central Funds	(50,291)
Foreign currency transactions	33,044
Total net realized gain (loss)		(314,571,072)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,348,778)	1,361,337,269
Assets and liabilities in foreign currencies	7,448
Total change in net unrealized appreciation (depreciation)		1,361,344,717
Net gain (loss)		1,046,773,645
Net increase (decrease) in net assets resulting from operations		$1,061,854,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,081,202	$33,503,171
Net realized gain (loss)	(314,571,072)	(83,405,982)
Change in net unrealized appreciation (depreciation)	1,361,344,717	2,179,281,519
Net increase (decrease) in net assets resulting from operations	1,061,854,847	2,129,378,708
Distributions to shareholders	(3,318,230)	(33,955,303)
Share transactions
Proceeds from sales of shares	2,521,668,326	6,458,763,019
Reinvestment of distributions	3,318,230	33,955,303
Cost of shares redeemed	(1,665,420,130)	(2,016,350,128)
Net increase (decrease) in net assets resulting from share transactions	859,566,426	4,476,368,194
Total increase (decrease) in net assets	1,918,103,043	6,571,791,599
Net Assets
Beginning of period	11,849,878,368	5,278,086,769
End of period	$13,767,981,411	$11,849,878,368
Other Information
Shares
Sold	175,415,691	492,901,979
Issued in reinvestment of distributions	217,304	2,403,065
Redeemed	(118,955,651)	(152,457,426)
Net increase (decrease)	56,677,344	342,847,618

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.47	$11.08	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05	.05	.02
Net realized and unrealized gain (loss)	1.23	3.38	(.29)	1.36
Total from investment operations	1.25	3.43	(.24)	1.38
Distributions from net investment income	–C	(.04)	(.04)	(.02)
Total distributions	–C	(.04)	(.04)	(.02)
Net asset value, end of period	$15.72	$14.47	$11.08	$11.36
Total ReturnD,E	8.67%	31.00%	(2.15)%	13.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.45%	.45%H
Net investment income (loss)	.25%H	.39%	.39%	.38%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,767,981	$11,849,878	$5,278,087	$1,735,754
Portfolio turnover rateI,J	52%H	39%	54%	48%H

 A For the period May 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,547,343,282
Gross unrealized depreciation	(196,043,355)
Net unrealized appreciation (depreciation)	$3,351,299,927
Tax cost	$10,504,271,828

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(267,209,635)
Long-term	(22,518,705)
Total capital loss carryforward	$(289,728,340)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $830,475 in this Subsidiary, representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	2,968,024,833	3,025,650,308

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $606,980,560 in exchange for 40,855,118 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Contrafund K6 were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Contrafund K6 in-kind transactions, please refer to the Fidelity Contrafund K6 prior annual shareholder report.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fidelity Contrafund K6 received investments in exchange for shares of the Fidelity Contrafund K6. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Contrafund K6 in-kind transactions, please refer to the Fidelity Contrafund K6 prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund K6	$59,733

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $44,014.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Contrafund K6	$13,602

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $6,997. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $242,689 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $823.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.45%	$1,000.00	$1,086.70	$2.33
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund K6

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund K6

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Contrafund K6

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	72,344,109,590.115	94.971
Withheld	3,830,453,053.232	5.029
TOTAL	76,174,562,643.346	100.000
Donald F. Donahue
Affirmative	72,379,829,662.975	95.018
Withheld	3,794,732,980.371	4.982
TOTAL	76,174,562,643.346	100.000
Bettina Doulton
Affirmative	72,672,607,741.197	95.403
Withheld	3,501,954,902.150	4.597
TOTAL	76,174,562,643.346	100.000
Vicki L. Fuller
Affirmative	76,174,562,643.346	95.665
Withheld	3,302,170,904.495	4.335
TOTAL	76,174,562,643.346	100.000
Patricia L. Kampling
Affirmative	72,440,745,750.200	95.098
Withheld	3,733,816,893.146	4.902
TOTAL	76,174,562,643.346	100.000
Alan J. Lacy
Affirmative	71,928,556,631.631	94.426
Withheld	4,246,006,011.716	5.574
TOTAL	76,174,562,643.346	100.000
Ned C. Lautenbach
Affirmative	71,259,860,753.748	93.548
Withheld	4,914,701,889.598	6.452
TOTAL	76,174,562,643.346	100.000
Robert A. Lawrence
Affirmative	72,022,885,128.366	94.550
Withheld	4,151,677,514.980	5.450
TOTAL	76,174,562,643.346	100.000
Joseph Mauriello
Affirmative	71,805,724,118.522	94.265
Withheld	4,368,838,524.824	5.735
TOTAL	76,174,562,643.346	100.000
Cornelia M. Small
Affirmative	72,193,236,701.205	94.773
Withheld	3,981,325,942.141	5.227
TOTAL	76,174,562,643.346	100.000
Garnett A. Smith
Affirmative	71,883,892,217.388	94.367
Withheld	4,290,670,425.958	5.633
TOTAL	76,174,562,643.346	100.000
David M. Thomas
Affirmative	72,052,952,536.197	94.589
Withheld	4,121,610,107.149	5.411
TOTAL	76,174,562,643.346	100.000
Susan Tomasky
Affirmative	72,505,011,517.089	95.183
Withheld	3,669,551,126.257	4.817
TOTAL	76,174,562,643.346	100.000
Michael E. Wiley
Affirmative	72,036,408,999.313	94.568
Withheld	4,138,153,644.034	5.432
TOTAL	76,174,562,643.346	100.000
Proposal 1 reflects trust wide proposal and voting results.

CONK6-SANN-0820
1.9883978.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020